UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5567
                                                     --------

                     Colonial Intermediate High Income Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Russell Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-772-3363
                                                           -------------------

                  Date of fiscal year end:  11/30/2003
                                           ------------------

                  Date of reporting period: 11/30/2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


COLONIAL INTERMEDIATE HIGH INCOME FUND                             ANNUAL REPORT

NOVEMBER 30, 2003

Photo of: New York Stock Exchange newspaper and 10-key calculator.

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

It was another solid year for the US bond market. However, the positive gains reported from all major sectors masked an extremely volatile environment. Most of the gains were actually earned in the first half of the reporting period and they were sufficient to offset losses or declining performance in the second half.

From December through mid-June, interest rates generally declined and bond prices rose as the economy struggled to gain a solid footing and the nation prepared to go to war. In June, the yield on the 10-year Treasury note fell to a 45-year low of just over 3.1%. High-yield bonds were the primary beneficiaries of this trend as investors seemed willing to put their fears aside and look to better times ahead. However, after the major military battles of the war were declared over and the economy showed clear signs of picking up, interest rates began to rise and bond prices came down in most sectors. The 10-year yield reached a high of 4.4% in August, then moved within a tight range around 4.0% to 4.2% for the remainder of the period. As the environment changed, high-yield and mortgage bonds held up better than other sectors while Treasury bonds lagged.

This reversal of fortune for bonds and a shift of investor enthusiasm back to stocks, which drove equity returns back into double digit territory, serve as a reminder that a diversified portfolio may offer the best opportunity for long-term investment success. Talk to your financial advisor if you're uncertain about the level of diversification of your portfolio. Your advisor can help you keep your investments on track.

As always, thank you for investing in Colonial Funds. We look forward to continuing to serve you in the years ahead.

Sincerely,


/s/ Joseph R. Palombo

Joseph R. Palombo
President


January 12, 2004


------------------
Not FDIC Insured

May Lose Value

No Bank Guarantee
------------------

Economic and market conditions change frequently. There is no assurance that trends described in this report will continue or commence.

PORTFOLIO MANAGERS' REPORT

The Board of Trustees for Colonial Intermediate High Income Fund approved the change of the fund's fiscal year end from October 31 to November 30. As a result, this report covers the 13-month period since the last annual report. The next report you receive will be for the six-month period through May 2004.

Colonial Intermediate High Income Fund returned 39.19%,1 based on investment at net asset value (NAV), for the 13-month period ended November 30, 2003. The fund underperformed the Lipper High Current Yield Funds (Leveraged) Category average, which returned 47.02%.2 We believe the fund trailed its peers chiefly because of its emphasis on higher quality bonds early in the period. Lower quality issues were the sector's strongest performers. However, our performance was aided during the last six months of the period as we shifted toward selected lower-quality issues.

With economic data improving, the yield differential between Treasuries and high-yield issues narrowed significantly and prices of lower-quality bonds moved higher. Default rates fell to 3.1% in November, the lowest figure in three years. And as investors became less risk-averse, cash flows into high-yield bonds exceeded last year's figures by a wide margin.

To increase exposure to better-performing sectors, we brought holdings of bonds rated single-B or lower to 75% of the portfolio, a strategy that aided results as the period wore on. The bonds of energy provider, Dynegy, telecom company, Qwest and Charter Communications, a cable operator, (0.5%, 1.8% and 1.5% of total investments, respectively) all rose after refinancing debt.3 Goodyear's bonds (0.3% of total investments), purchased when labor frictions depressed prices, later moved higher. Airline holdings improved as travel volumes grew and financial restructurings were completed. Conversely, our underweight in the rallying financial sector held back results.

In another move that benefited the portfolio, we reduced expenses by negotiating lower interest rates on fund borrowings. The fund's policies allow it to borrow money for investment purposes without having to sell current holdings.

---------------
1    Average annual total return.

2 Lipper Inc., a widely respected data provider, calculates an average total return for mutual funds with similar investment objectives.

3    Holdings are disclosed as of November 30, 2003.



PRICE PER SHARE AS OF 11/30/03 ($)

Net asset value          3.57
-----------------------------
Market price             3.50
-----------------------------


13-MONTH TOTAL RETURN
AS OF 11/30/03 (%)

Net asset value         39.19(1)
-----------------------------
Market price            36.15(1)
-----------------------------
Lipper High Current
Yield Funds (Leveraged)
Category average        47.02(1)
-----------------------------

All results shown assume reinvestment of distributions.



DISTRIBUTIONS DECLARED PER
SHARE 11/1/02 - 11/30/03 ($)

                         0.35
-----------------------------


TOP 5 SECTORS AS OF 11/30/03 (%)

Telecommunications        9.2
-----------------------------
Amusement & recreation    8.7
-----------------------------
Cable                     8.6
-----------------------------
Chemicals &
  allied products         8.5
-----------------------------
Printing & publishing     7.2
-----------------------------



TOP 10 CORPORATE ISSUERS
AS OF 11/30/03 (%)

Qwest                     1.8
-----------------------------
Huntsman                  1.5
-----------------------------
Charter Communications    1.5
-----------------------------
Dex Media                 1.3
-----------------------------
Nextel Communications     1.3
-----------------------------
QDI LLC                   1.3
-----------------------------
Allied Waste              1.2
-----------------------------
CSC Holdings              1.2
-----------------------------
D.R. Horton               1.1
-----------------------------
Premier International
  Foods                   1.1
-----------------------------

Sector breakdowns are calculated as a percentage of net assets. Corporate issuers are calculated as a percentage of total investments including short-term investments. Because the fund is actively managed, there can be no guarantee that the fund will continue to hold securities of these issuers in these sectors in the future.

As the economy continues to expand, we believe that lower-quality credits have the potential to continue to deliver better returns than higher-grade sectors, although absolute returns may not reach the historical highs of 2003. Many high-yield bonds are being refinanced with lower-coupon instruments, and rising interest rates could have a negative impact on bonds generally. Therefore, we are being especially selective in our choices of longer-maturity, lower-coupon investments. We are also monitoring market conditions with particular regard to the fund's lower-rated holdings, as we continue to emphasize credit selection.

/s/ Gregg R. Smalley

/s/ Kevin L. Cronk

/s/ Thomas A. LaPointe

Gregg R. Smalley, CFA, a member of the High Yield Portfolio Management Team at Columbia Management Advisors, Inc. (the "advisor"), has been a portfolio manager of Colonial Intermediate High Income Fund since June 2000. Mr. Smalley joined an affiliate of the advisor in August 1997 as a research analyst specializing in the energy, cable, and telecom industries.

Kevin L. Cronk, CFA, a member of the advisor's High Yield Portfolio Management Team, has co-managed the fund since February 2003. Mr. Cronk joined an affiliate of the advisor in August 1999 as a research analyst specializing in the chemicals, healthcare and telecom industries. Prior to joining the advisor, Mr. Cronk was an investment associate in the High Yield Group at Putnam Investments from May 1996 to July 1999.

Thomas A. LaPointe, CFA, a member of the advisor's High Yield Portfolio Management Team, has co-managed the fund since February 2003. Mr. LaPointe joined an affiliate of the advisor in February 1999 as a senior member of the Fixed Income Department's research group and has provided high yield analytical support to mutual funds investing in the metals, gaming and European telecom industries. Prior to joining the advisor, Mr. LaPointe was a convertible arbitrage analyst at the Canadian Imperial Bank of Commerce from April 1998 to February 1999.

Past performance is no guarantee of future investment results. Current performance may be higher or lower than the performance data quoted.

Investing in high-yield bonds involves greater credit risk and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease.

INVESTMENT PORTFOLIO

November 30, 2003
CORPORATE FIXED-INCOME
BONDS & NOTES - 127.5%                                                               PAR             VALUE
----------------------------------------------------------------------------------------------------------
AGRICULTURE - 0.8%
AGRICULTURE PRODUCTION - 0.8%
Hines Nurseries, Inc.,
   10.250% 10/01/11 (a)                                                       $  140,000       $   151,562
Seminis, Inc.,
   10.250% 10/01/13 (a)                                                          438,000           464,280
                                                                                               -----------
                                                                                                   615,842
                                                                                               -----------

----------------------------------------------------------------------------------------------------------
CONSTRUCTION - 4.4%
BUILDING CONSTRUCTION - 4.4%
Associated Materials, Inc.,
   9.750% 04/15/12                                                               325,000           351,000
Atrium Companies, Inc.,
   10.500% 05/01/09                                                              210,000           223,388
D.R. Horton, Inc.,
   9.750% 09/15/10                                                               955,000         1,126,900
K. Hovnanian Enterprises, Inc.:
   8.875% 04/01/12                                                               170,000           185,725
   10.500% 10/01/07                                                              340,000           399,075
Nortek Holdings, Inc.,
   (b) 05/15/11 (a)                                                              500,000           355,000
Standard Pacific Corp.,
   9.250% 04/15/12                                                               415,000           460,650
William Lyon Homes, Inc.,
   10.750% 04/01/13                                                              210,000           235,200
                                                                                               -----------
                                                                                                 3,336,938
                                                                                               -----------

----------------------------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 2.0%
DEPOSITORY INSTITUTIONS - 0.6%
Dollar Financial Group, Inc.,
   9.750% 11/15/11 (a)                                                           330,000           339,900
Western Financial Bank,
   9.625% 05/15/12                                                                65,000            72,800
                                                                                               -----------
                                                                                                   412,700
                                                                                               -----------

FINANCIAL SERVICES - 0.8%
FINOVA Group, Inc.,
   7.500% 11/15/09                                                               585,000           324,675
LaBranche & Co., Inc.,
   12.000% 03/02/07                                                              310,000           294,500
                                                                                               -----------
                                                                                                   619,175
                                                                                               -----------

REAL ESTATE - 0.6%
Forest City Enterprises, Inc.,
   7.625% 06/01/15                                                               165,000           172,425
Thornburg Mortgage, Inc.,
   8.000% 05/15/13                                                               250,000           262,500
                                                                                               -----------
                                                                                                   434,925
                                                                                               -----------

----------------------------------------------------------------------------------------------------------
MANUFACTURING - 42.1%

APPAREL - 1.2%
Broder Brothers,
   11.250% 10/15/10 (a)                                                          280,000           282,800
Levi Strauss & Co.,
   12.250% 12/15/12                                                              505,000           363,600

                                                                                     PAR             VALUE
----------------------------------------------------------------------------------------------------------
Perry Ellis International, Inc.,
   8.875% 09/15/13 (a)                                                        $   40,000          $ 41,600
Warnaco, Inc.,
   8.875% 06/15/13 (a)                                                           100,000           101,750
William Carter Co.,
   10.875% 08/15/11                                                               94,000           106,808
                                                                                               -----------
                                                                                                   896,558
                                                                                               -----------

AUTO PARTS & EQUIPMENT - 2.4%
Accuride Corp.,
   9.250% 02/01/08                                                               120,000           121,200
Cummins, Inc.,
   9.500% 12/01/10 (a)                                                           295,000           339,250
Dana Corp.:
   9.000% 08/15/11                                                               210,000           238,875
   10.125% 03/15/10                                                              200,000           229,000
Delco Remy International, Inc.,
   10.625% 08/01/06                                                              115,000           112,700
Goodyear Tire & Rubber Co.,
   7.857% 08/15/11                                                               380,000           324,900
Metaldyne Corp.,
   10.000% 11/01/13 (a)                                                          170,000           164,900
Rexnord Corp.,
   10.125% 12/15/12                                                              130,000           141,700
TRW Automotive, Inc.:
   9.375% 02/15/13 (a)                                                            85,000            96,050
   11.000% 02/15/13 (a)                                                           45,000            52,875
                                                                                               -----------
                                                                                                 1,821,450
                                                                                               -----------

CHEMICALS & ALLIED PRODUCTS - 8.5%
Avecia Group PLC,
   11.000% 07/01/09                                                              840,000           722,400
Bio-Rad Laboratories, Inc.,
   7.500% 08/15/13                                                               340,000           365,500
Equistar Chemicals LP:
   10.125% 09/01/08                                                              215,000           227,900
   10.625% 05/01/11 (a)                                                          200,000           211,000
FMC Corp.,
   10.250% 11/01/09                                                              215,000           251,550
Huntsman ICI Holdings LLC,
   (b) 12/31/09                                                                3,580,000         1,557,300
IMC Global, Inc.,
   10.875% 08/01/13 (a)                                                          235,000           247,925
Koppers Industries, Inc.:
   9.875% 12/01/07                                                               490,000           506,131
   9.875% 10/15/13 (a)                                                           360,000           390,600
Lyondell Chemical Co.,
   9.625% 05/01/07                                                               415,000           426,413
MacDermid, Inc.,
   9.125% 07/15/11                                                               205,000           229,088
Phibro Animal Health Corp.,
   13.000% 12/01/07 (a)                                                          320,000           329,600
PolyOne Corp.,
   10.625% 05/15/10                                                               85,000            81,600
Scotts Co.,
   6.625% 11/15/13 (a)                                                            40,000            40,300


See notes to investment portfolio.


                                       3

INVESTMENT PORTFOLIO (CONTINUED)
November 30, 2003

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                                                            PAR             VALUE
----------------------------------------------------------------------------------------------------------
MANUFACTURING (CONTINUED)
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
Terra Capital, Inc.,
   12.875% 10/15/08                                                           $  475,000         $ 552,188
Westlake Chemical Corp.,
   8.750% 07/15/11 (a)                                                           195,000           210,113
                                                                                               -----------
                                                                                                 6,349,608
                                                                                               -----------

ELECTRONIC & ELECTRICAL EQUIPMENT - 0.4%
General Cable Corp.,
   9.500% 11/15/10 (a)                                                            80,000            84,400
UCAR Finance, Inc.,
   10.250% 02/15/12                                                              255,000           281,775
                                                                                               -----------
                                                                                                   366,175
                                                                                               -----------

FABRICATED METAL - 0.6%
Earle M. Jorgensen Co.,
   9.750% 06/01/12                                                               425,000           463,250
                                                                                               -----------

FOOD & KINDRED PRODUCTS - 6.1%
Bavaria SA,
   8.875% 11/01/10 (a)                                                           410,000           406,027
Constellation Brands, Inc.,
   8.125% 01/15/12                                                               270,000           295,650
Del Monte Corp.,
   9.250% 05/15/11                                                               500,000           548,750
Dole Food Co., Inc.,
   8.625% 05/01/09 (c)                                                           415,000           447,163
Merisant Co.,
   9.500% 07/15/13 (a)                                                           205,000           210,125
Pinnacle Foods,
   8.250% 12/01/13 (a)                                                           385,000           396,550
Premier International Foods PLC,
   12.000% 09/01/09                                                            1,000,000         1,090,000
Roundy's, Inc.,
   8.875% 06/15/12                                                               410,000           434,600
Smithfield Foods, Inc.,
   8.000% 10/15/09                                                               435,000           478,500
Tabletop Holdings, Inc.,
   (d) 05/15/14
   (12.250% 11/15/08) (a)                                                        525,000           283,500
                                                                                               -----------
                                                                                                 4,590,865
                                                                                               -----------

FURNITURE & FIXTURES - 1.7%
C&A Floor Covering, Inc.,
   9.750% 02/15/10                                                               225,000           241,313
Congoleum Corp.,
   8.625% 08/01/08                                                               225,000           135,000
Juno Lighting, Inc.,
   11.875% 07/01/09                                                              295,000           320,813
Norcraft Companies,
   9.000% 11/01/11 (a)                                                           140,000           147,350
Simmons Co.,
   10.250% 03/15/09                                                              100,000           107,000
Tempur-Pedic, Inc.,
   10.250% 08/15/10 (a)                                                          265,000           296,138
                                                                                               -----------
                                                                                                 1,247,614
                                                                                               -----------

                                                                                     PAR             VALUE
----------------------------------------------------------------------------------------------------------
MEASURING & ANALYZING INSTRUMENTS - 0.5%
Fisher Scientific International, Inc.,
   8.125% 05/01/12                                                            $  326,000       $   349,635
                                                                                               -----------

MISCELLANEOUS MANUFACTURING - 6.2%
AGCO Corp.,
   9.500% 05/01/08                                                               400,000           437,000
Applied Extrusion Technologies, Inc.,
   10.750% 07/01/11                                                              320,000           248,000
Ball Corp.,
   6.875% 12/15/12                                                               125,000           131,250
Berry Plastics Corp.,
   10.750% 07/15/12 (a)                                                          250,000           283,750
Case New Holland, Inc.,
   9.250% 08/01/11 (a)                                                           245,000           274,400
Crown European Holdings SA,
   10.875% 03/01/13                                                              280,000           323,400
Flowserve Corp.,
   12.250% 08/15/10                                                              361,000           418,760
Owens-Brockway Glass Container,
   8.250% 05/15/13                                                               600,000           627,000
Owens-Illinois, Inc.:
   7.150% 05/15/05                                                                75,000            76,688
   7.500% 05/15/10                                                                75,000            75,000
SPX Corp.,
   7.500% 01/01/13                                                               250,000           267,500
Tekni-Plex, Inc.,
   12.750% 06/15/10                                                              455,000           482,300
Terex Corp.,
   10.375% 04/01/11                                                              320,000           358,400
TriMas Corp.,
   9.875% 06/15/12                                                               625,000           635,938
                                                                                               -----------
                                                                                                 4,639,386
                                                                                               -----------

PAPER PRODUCTS - 3.6%
Buckeye Technologies, Inc.:
   8.500% 10/01/13 (a)                                                            60,000            63,750
   9.250% 09/15/08                                                               235,000           237,350
Caraustar Industries, Inc.,
   9.875% 04/01/11                                                               255,000           270,300
Georgia-Pacific Corp.,
   8.875% 02/01/10                                                               610,000           687,775
Jefferson Smurfit Corp.,
   8.250% 10/01/12                                                               250,000           266,875
MDP Acquisitions PLC,
   9.625% 10/01/12                                                               525,000           582,750
Millar Western Forest Products,
   7.750% 11/15/13 (a)                                                           225,000           226,150
Norske Skog Canada Ltd.,
   8.625% 06/15/11                                                               150,000           153,000
Tembec Industries, Inc.,
   8.500% 02/01/11                                                               225,000           218,250
                                                                                               -----------
                                                                                                 2,706,200
                                                                                               -----------


See notes to investment portfolio.


                                       4

INVESTMENT PORTFOLIO (CONTINUED)
November 30, 2003

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                                                            PAR             VALUE
----------------------------------------------------------------------------------------------------------
MANUFACTURING (CONTINUED)
PRIMARY METAL - 1.9%
Bayou Steel Corp.,
   9.500% 05/15/08 (e)                                                        $1,000,000         $ 190,000
IMCO Recycling, Inc.,
   10.375% 10/15/10 (a)                                                          205,000           192,700
Kaiser Aluminum & Chemical Corp.,
   10.875% 10/15/06 (e)                                                          780,000           674,700
Oregon Steel Mills, Inc.,
   10.000% 07/15/09                                                              280,000           224,000
Steel Dynamics, Inc.:
   9.500% 03/15/09                                                                80,000            87,400
   9.500% 03/15/09 (a)                                                            80,000            87,400
                                                                                               -----------
                                                                                                 1,456,200
                                                                                               -----------

PRINTING & PUBLISHING - 7.0%
Advanstar Communications, Inc.,
   12.000% 02/15/11                                                              500,000           512,500
Dex Media, Inc.,
   8.000% 11/15/13 (a)                                                           320,000           324,000
Dex Media East LLC,
   12.125% 11/15/12                                                              565,000           678,000
Dex Media West LLC,
   9.875% 08/15/13 (a)                                                           280,000           317,800
Hollinger, Inc.,
   11.875% 03/01/11 (a)                                                          295,000           321,550
Moore North America Finance, Inc.,
   7.875% 01/15/11 (a)                                                           165,000           187,275
PriMedia, Inc.,
   8.875% 05/15/11                                                               560,000           581,000
Quebecor Media, Inc.,
   11.125% 07/15/11                                                              925,000         1,061,438
Von Hoffmann Corp.:
   10.250% 03/15/09                                                              495,000           519,750
   10.250% 03/15/09 (a)                                                          125,000           131,250
Yell Finance BV,
   10.750% 08/01/11                                                              488,000           573,400
                                                                                               -----------
                                                                                                 5,207,963
                                                                                               -----------

TRANSPORTATION EQUIPMENT - 2.0%
BE Aerospace, Inc.,
   8.875% 05/01/11                                                               375,000           341,250
Dura Operating Corp.:
   8.625% 04/15/12                                                               345,000           350,175
   9.000% 05/01/09                                                               250,000           231,250
Hexcel Corp.,
   9.750% 01/15/09                                                               220,000           229,350
Newcor, Inc.,
   6.000% 01/01/13 (f)                                                           215,562            93,599
Sequa Corp.,
   8.875% 04/01/08                                                               200,000           217,500
                                                                                               -----------
                                                                                                 1,463,124
                                                                                               -----------
----------------------------------------------------------------------------------------------------------

                                                                                     PAR             VALUE
----------------------------------------------------------------------------------------------------------
MINING & ENERGY - 6.6%
OIL & GAS EXTRACTION - 5.4%
Benton Oil & Gas Co.,
   9.375% 11/01/07                                                            $  485,000         $ 480,150
Chesapeake Energy Corp.:
   7.750% 01/15/15                                                               280,000           301,000
   8.125% 04/01/11                                                               140,000           152,600
Compton Petroleum Corp.,
   9.900% 05/15/09                                                               325,000           354,250
Denbury Resources, Inc.,
   7.500% 04/01/13                                                               165,000           171,188
Encore Acquisition Co.,
   8.375% 06/15/12                                                               325,000           344,500
Energy Partners Ltd.,
   8.750% 08/01/10                                                               125,000           132,031
Forest Oil Corp.,
   8.000% 06/15/08                                                               400,000           430,000
Houston Exploration Co.,
   7.000% 06/15/13 (a)                                                            80,000            81,000
Magnum Hunter Resources, Inc.,
   9.600% 03/15/12                                                               135,000           151,875
Pioneer Natural Resources Co.,
   9.625% 04/01/10                                                                10,000            12,265
Pogo Producing Co.,
   8.250% 04/15/11                                                               965,000         1,068,738
Stone Energy Corp.,
   8.250% 12/15/11                                                               220,000           235,950
Tom Brown, Inc.,
   7.250% 09/15/13                                                               180,000           188,100
                                                                                               -----------
                                                                                                 4,103,647
                                                                                               -----------

OIL & GAS FIELD SERVICES - 1.2%
J. Ray McDermott SA,
   11.000% 12/15/13 (a)(g)                                                       280,000           281,400
Newpark Resources, Inc.,
   8.625% 12/15/07                                                               290,000           298,700
Premcor Refining Group, Inc.,
   7.500% 06/15/15                                                               235,000           240,875
Trico Marine Services, Inc.,
   8.875% 05/15/12                                                                85,000            55,250
                                                                                               -----------
                                                                                                   876,225
                                                                                               -----------

----------------------------------------------------------------------------------------------------------
RETAIL TRADE - 3.7%
APPAREL & ACCESSORY STORES - 0.6%
Gap, Inc.,
   8.800% 12/15/08                                                               285,000           348,413
Saks, Inc.,
   8.250% 11/15/08                                                               105,000           119,438
                                                                                               -----------
                                                                                                   467,851
                                                                                               -----------

FOOD STORES - 0.4%
Delhaize America, Inc.,
   8.125% 04/15/11                                                               100,000           113,283
Winn-Dixie Stores, Inc.,
   8.875% 04/01/08                                                               210,000           207,375
                                                                                               -----------
                                                                                                   320,658
                                                                                               -----------

----------------------------------------------------------------------------------------------------------


See notes to investment portfolio.


                                       5

INVESTMENT PORTFOLIO (CONTINUED)
November 30, 2003

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                                                            PAR             VALUE
----------------------------------------------------------------------------------------------------------
RETAIL TRADE (CONTINUED)
MISCELLANEOUS RETAIL - 2.1%
General Nutrition Center,
   8.500% 12/01/10 (a)(g)                                                     $  120,000       $   122,400
Hollywood Entertainment Corp.,
   9.625% 03/15/11                                                               350,000           376,250
JC Penney Co., Inc.,
   8.000% 03/01/10                                                               415,000           477,250
Rite Aid Corp.,
   9.250% 06/01/13                                                               550,000           589,875
                                                                                               -----------
                                                                                                 1,565,775
                                                                                               -----------

RESTAURANTS - 0.6%
Domino's, Inc.,
   8.250% 07/01/11 (a)                                                            80,000            84,300
Yum! Brands, Inc.,
   7.700% 07/01/12                                                               305,000           349,225
                                                                                               -----------
                                                                                                   433,525
                                                                                               -----------

----------------------------------------------------------------------------------------------------------
SERVICES - 20.5%
AMUSEMENT & RECREATION - 8.7%
Ameristar Casinos, Inc.,
   10.750% 02/15/09                                                              400,000           458,000
Boyd Gaming Corp.,
   8.750% 04/15/12                                                               125,000           135,625
Circus-Circus & Eldorado/Silver Legacy,
   10.125% 03/01/12                                                              225,000           228,938
Hard Rock Hotel, Inc.,
   8.875% 06/01/13 (a)                                                           290,000           304,500
Hollywood Casino Shreveport,
   13.000% 08/01/06 (h)                                                          670,000           479,050
Mohegan Tribal Gaming Authority,
   8.000% 04/01/12                                                               500,000           540,000
Park Place Entertainment Corp.,
   9.375% 02/15/07                                                               435,000           486,113
Pinnacle Entertainment, Inc.,
   8.750% 10/01/13                                                               900,000           904,500
Poster Financial Group, Inc.,
   8.750% 12/01/11 (a)(g)                                                         60,000            61,500
Regal Cinemas, Inc.,
   9.375% 02/01/12                                                               350,000           397,250
River Rock Entertainment,
   9.750% 11/01/11 (a)                                                           290,000           308,850
Royal Caribbean Cruises Ltd.,
   8.000% 05/15/10                                                               225,000           242,719
Six Flags, Inc.,
   9.500% 02/01/09                                                               845,000           855,563
Town Sports International, Inc.,
   9.625% 04/15/11                                                               170,000           181,900
Trump Casino Holdings LLC,
   11.625% 03/15/10                                                              260,000           232,700
Venetian Casino Resort LLC,
   11.000% 06/15/10                                                              325,000           376,188
Wynn Las Vegas LLC,
   12.000% 11/01/10                                                              300,000           346,500
                                                                                               -----------
                                                                                                 6,539,896
                                                                                               -----------

                                                                                     PAR             VALUE
----------------------------------------------------------------------------------------------------------
AUTO EQUIPMENT & RENTAL SERVICES - 1.2%
NationsRent, Inc.,
   9.500% 10/15/10 (a)                                                        $  425,000       $   440,938
United Rentals, Inc.,
   10.750% 04/15/08                                                              255,000           284,325
Williams Scotsman, Inc.,
   9.875% 06/01/07                                                               200,000           197,000
                                                                                               -----------
                                                                                                   922,263
                                                                                               -----------

BUSINESS SERVICES - 1.1%
Iron Mountain, Inc.,
   6.625% 01/01/16                                                               330,000           321,750
Stratus Technologies, Inc.,
   10.375% 12/01/08 (a)                                                          320,000           327,200
Xerox Corp.,
   7.125% 06/15/10                                                               160,000           164,800
                                                                                               -----------
                                                                                                   813,750
                                                                                               -----------

FUNERAL SERVICES - 1.5%
Service Corp. International,
   7.700% 04/15/09                                                               600,000           622,500
Stewart Enterprises, Inc.,
   10.750% 07/01/08                                                              400,000           450,000
                                                                                               -----------
                                                                                                 1,072,500
                                                                                               -----------

HEALTH SERVICES - 5.6%
AmerisourceBergen Corp.,
   8.125% 09/01/08                                                               175,000           193,813
Coventry Health Care, Inc.,
   8.125% 02/15/12                                                               525,000           578,813
HCA, Inc.,
   8.750% 09/01/10                                                               275,000           318,038
IASIS Healthcare Corp.,
   13.000% 10/15/09                                                              305,000           342,363
InSight Health Services Corp.,
   9.875% 11/01/11                                                               340,000           357,425
Magellan Health Services, Inc.,
   9.375% 11/15/07 (a)(e)                                                        385,000           425,425
MedQuest, Inc.,
   11.875% 08/15/12                                                              500,000           548,125
PacifiCare Health Systems, Inc.,
   10.750% 06/01/09                                                              500,000           575,000
Tenet Healthcare Corp.,
   6.375% 12/01/11                                                               450,000           416,250
United Surgical Partners
   International, Inc.,
   10.000% 12/15/11                                                              400,000           451,000
                                                                                               -----------
                                                                                                 4,206,252
                                                                                               -----------

HOTELS, CAMPS & LODGING - 1.7%
Host Marriott LP,
   9.500% 01/15/07                                                               340,000           371,875
Inn of the Mountain Gods Resort & Casino,
   12.000% 11/15/10 (a)                                                          200,000           210,500
Starwood Hotels & Resorts Worldwide, Inc.,
   7.875% 05/01/12                                                               625,000           694,531
                                                                                               -----------
                                                                                                 1,276,906
                                                                                               -----------


See notes to investment portfolio.


                                       6

INVESTMENT PORTFOLIO (CONTINUED)
November 30, 2003

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                                                            PAR             VALUE
----------------------------------------------------------------------------------------------------------
SERVICES (CONTINUED)
OTHER SERVICES - 0.7%
Corrections Corp. of America,
   9.875% 05/01/09                                                            $  300,000       $   336,000
Wackenhut Corrections Corp.,
   8.250% 07/15/13 (a)                                                           160,000           168,800
                                                                                               -----------
                                                                                                   504,800
                                                                                               -----------

----------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 45.8%
AEROSPACE - 0.5%
TransDigm, Inc.,
   8.375% 07/15/11 (a)                                                           200,000           211,000
Vought Aircraft Industries, Inc.,
   8.000% 07/15/11 (a)                                                           160,000           162,000
                                                                                               -----------
                                                                                                   373,000
                                                                                               -----------

AIR TRANSPORTATION - 1.9%
Delta Air Lines, Inc.,
   7.900% 12/15/09                                                               470,000           376,000
Northwest Airlines, Inc.,
   9.875% 03/15/07                                                               615,000           547,350
U.S. Airways, Inc.,
   10.375% 03/01/13 (m)                                                        1,512,096           521,673
                                                                                               -----------
                                                                                                 1,445,023
                                                                                               -----------

BROADCASTING - 4.2%
CanWest Media, Inc.,
   10.625% 05/15/11                                                              585,000           663,975
Corus Entertainment, Inc.,
   8.750% 03/01/12                                                               200,000           220,000
Emmis Communications Corp.,
   (d) 03/15/11
   (12.500% 03/15/06)                                                            561,000           511,913
Sinclair Broadcast Group, Inc.,
   8.750% 12/15/11                                                               250,000           273,750
Spanish Broadcasting System, Inc.,
   9.625% 11/01/09                                                                80,000            84,000
TV Azteca SA de CV,
   10.500% 02/15/07                                                              745,000           763,625
XM Satellite Radio Holdings, Inc.,
   (d) 12/31/09
   (14.000% 12/31/05)                                                            474,415           412,741
Videotron Ltee,
   6.875% 01/15/14 (a)                                                           235,000           242,050
                                                                                               -----------
                                                                                                 3,172,054
                                                                                               -----------

CABLE - 6.9%
Charter Communications Holdings LLC:
   (d) 04/01/11
   (9.920% 04/01/04)                                                           1,580,000         1,208,700
   10.000% 04/01/09                                                              135,000           112,020
   10.250% 09/15/10                                                              190,000           193,563
Comcast UK Cable Partners Ltd.,
   11.200% 11/15/07                                                              750,000           753,750
CSC Holdings, Inc.,
   7.625% 04/01/11                                                               300,000           303,000

                                                                                     PAR             VALUE
----------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC,
   8.375% 03/15/13                                                            $  300,000       $   339,375
EchoStar DBS Corp.,
   6.375% 10/01/11 (a)                                                           600,000           600,000
Insight Communications Co., Inc.,
   (d) 02/15/11
   (12.250% 02/15/06)                                                            415,000           328,888
Insight Midwest LP,
   9.750% 10/01/09                                                               335,000           354,263
Northland Cable Television, Inc.,
   10.250% 11/15/07                                                              495,000           490,050
Rogers Cable, Inc.,
   6.250% 06/15/13                                                               165,000           165,515
Shaw Communications, Inc.,
   7.500% 11/20/13                                                               400,000           305,520
                                                                                               -----------
                                                                                                 5,154,644
                                                                                               -----------

COMMUNICATION SERVICES - 1.5%
Crown Castle International Corp.,
   10.750% 08/01/11                                                              350,000           388,500
SBA Communications Corp.,
   10.250% 02/01/09                                                              535,000           490,863
SpectraSite, Inc.,
   8.250% 05/15/10 (a)                                                           200,000           212,000
                                                                                               -----------
                                                                                                 1,091,363
                                                                                               -----------

ELECTRIC, GAS & SANITARY SERVICES - 2.1%
Allied Waste North America, Inc.:
   6.500% 11/15/10 (a)                                                           670,000           670,000
   8.500% 12/01/08                                                               505,000           552,975
CMS Energy Corp.,
   8.900% 07/15/08                                                               335,000           355,519
                                                                                               -----------
                                                                                                 1,578,494
                                                                                               -----------

ELECTRIC SERVICES - 6.9%
AES Corp.:
   9.000% 05/15/15 (a)                                                           570,000           621,300
   9.500% 06/01/09                                                               255,000           274,125
Beaver Valley Funding Corp.,
   9.000% 06/01/17                                                               355,000           405,499
Caithness Coso Funding Corp.,
   9.050% 12/15/09                                                               534,950           580,421
Calpine Corp.:
   8.500% 07/15/10 (a)                                                           315,000           291,375
   8.500% 02/15/11                                                               445,000           322,625
   8.625% 08/15/10                                                               220,000           159,500
Edison Mission Energy,
   9.875% 04/15/11                                                               380,000           381,900
Illinois Power Co.,
   11.500% 12/15/10                                                              150,000           177,000
MSW Energy Holdings LLC:
   7.375% 09/01/10 (a)                                                           170,000           172,550
   8.500% 09/01/10 (a)                                                           375,000           402,188
Nevada Power Co.:
   9.000% 08/15/13 (a)                                                           185,000           201,881
   10.875% 10/15/09                                                              340,000           384,200
Orion Power Holdings, Inc.,
   12.000% 05/01/10                                                              150,000           175,500


See notes to investment portfolio.


                                       7

INVESTMENT PORTFOLIO (CONTINUED)
November 30, 2003

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                                                            PAR             VALUE
----------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
ELECTRIC SERVICES (CONTINUED)
PSE&G Energy Holdings, Inc.,
   8.625% 02/15/08                                                            $  395,000       $   419,688
Tiers-Mir-2001-14,
   7.200% 06/15/04 (a)(e)                                                        410,000           200,900
                                                                                               -----------
                                                                                                 5,170,652
                                                                                               -----------

MOTOR, FREIGHT & WAREHOUSING - 1.7%
QDI LLC:
   9.000% 11/15/10 (a)                                                           370,000           383,875
   12.000% 06/15/09 (a)(f)                                                       167,717           180,296
   12.500% 06/15/08 (f)                                                          685,000           699,248
                                                                                               -----------
                                                                                                 1,263,419
                                                                                               -----------

PIPELINES - 4.1%
Coastal Corp.,
   7.750% 06/15/10                                                               645,000           567,600
Dynegy Holdings, Inc.:
   8.750% 02/15/12                                                               300,000           289,500
   9.875% 07/15/10 (a)                                                           160,000           174,400
   10.125% 07/15/13 (a)                                                           40,000            44,000
GulfTerra Energy Partners LP,
   8.500% 06/01/10                                                               275,000           301,125
Northwest Pipeline Corp.,
   8.125% 03/01/10                                                               130,000           144,300
Sonat, Inc.,
   7.625% 07/15/11                                                               565,000           485,900
Southern Natural Gas Co.,
   8.875% 03/15/10                                                               250,000           278,125
Williams Companies, Inc.,
   8.125% 03/15/12                                                               765,000           826,200
                                                                                               -----------
                                                                                                 3,111,150
                                                                                               -----------

POLLUTION CONTROL - 0.4%
EnviroSource, Inc.,
   14.000% 12/15/08 (f)                                                          273,663           264,401
                                                                                               -----------

RADIOTELEPHONE COMMUNICATIONS - 5.3%
ACC Escrow Corp.,
   10.000% 08/01/11 (a)                                                          225,000           246,375
AirGate PCS, Inc.,
   (d) 10/01/09
   (13.500% 10/01/04)                                                            129,000            83,850
Dobson Communications Corp.,
   8.875% 10/01/13 (a)                                                           440,000           442,750
Nextel Communications, Inc.,
   9.375% 11/15/09                                                             1,060,000         1,152,750
Nextel Partners, Inc.,
   11.000% 03/15/10                                                              290,000           320,450
Rogers Cantel, Inc.,
   9.750% 06/01/16                                                               735,000           867,300
Triton PCS, Inc.,
   8.750% 11/15/11                                                               125,000           120,000
US Unwired, Inc.,
   (d) 11/01/09
   (13.375% 11/01/04)                                                            800,000           532,000

                                                                                     PAR             VALUE
----------------------------------------------------------------------------------------------------------
Western Wireless Corp.,
   9.250% 07/15/13                                                            $  200,000       $   207,000
                                                                                               -----------
                                                                                                 3,972,475
                                                                                               -----------

RAILROAD - 0.9%
Kansas City Southern Railway Co.,
   7.500% 06/15/09                                                               215,000           219,838
TFM SA de CV,
   12.500% 06/15/12                                                              380,000           420,850
                                                                                               -----------
                                                                                                   640,688
                                                                                               -----------

TELECOMMUNICATIONS - 7.6%
American Towers, Inc.,
   7.250% 12/01/11 (a)                                                           210,000           210,525
Amkor Technology, Inc.:
   9.250% 02/15/08                                                               285,000           319,200
   10.500% 05/01/09                                                              270,000           288,900
Avaya, Inc.,
   11.125% 04/01/09                                                              220,000           258,500
Carrier1 International SA,
   13.250% 02/15/09 (e)                                                          750,000            67,500
Cincinnati Bell, Inc.,
   8.375% 01/15/14 (a)                                                           320,000           336,000
Colt Telecom Group PLC,
   12.000% 12/15/06                                                              245,000           244,388
FairPoint Communications, Inc.,
   11.875% 03/01/10                                                              175,000           205,625
Horizon PCS, Inc.,
   13.750% 06/15/11 (e)                                                          415,000            93,375
Innova S. de R.L.,
   9.375% 09/19/13 (a)                                                           100,000           102,375
Level 3 Communications, Inc.,
   (d) 12/01/08
   (10.500% 12/01/03)                                                            355,000           331,925
Lucent Technologies, Inc.,
   6.450% 03/15/29                                                               335,000           253,763
MCI Communications Corp.:
   7.125% 06/15/27 (e)                                                           120,000            97,200
   7.500% 08/20/04 (e)                                                           465,000           376,650
Qwest Capital Funding, Inc.:
   7.250% 02/15/11                                                               810,000           771,525
   7.750% 02/15/31                                                               385,000           338,800
Qwest Corp.,
   13.500% 12/15/10 (a)                                                          595,000           699,125
Time Warner Telecom, Inc.:
   9.750% 07/15/08                                                               470,000           479,400
   10.125% 02/01/11                                                              203,000           238,050
                                                                                               -----------
                                                                                                 5,712,826
                                                                                               -----------

TRANSPORTATION SERVICES - 1.8%
Allied Holdings, Inc.,
   8.625% 10/01/07                                                               190,000           182,400
Petroleum Helicopters, Inc.,
   9.375% 05/01/09                                                               530,000           571,075
Stena AB:
   7.500% 11/01/13 (g)                                                           160,000           160,504
   9.625% 12/01/12                                                               255,000           283,688


See notes to investment portfolio.


                                       8

INVESTMENT PORTFOLIO (CONTINUED)
November 30, 2003

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                                                            PAR             VALUE
----------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
TRANSPORTATION SERVICES (CONTINUED)
Teekay Shipping Corp.,
   8.875% 07/15/11                                                            $  150,000       $   170,250
                                                                                               -----------
                                                                                                 1,367,917
                                                                                               -----------

----------------------------------------------------------------------------------------------------------
WHOLESALE TRADE - 1.6%
DURABLE GOODS - 1.6%
Kinetic Concepts, Inc.,
   7.375% 05/15/13 (a)                                                           120,000           123,600
Playtex Products, Inc.,
   9.375% 06/01/11                                                               500,000           496,250
Steinway Musical Instruments, Inc.,
   8.750% 04/15/11                                                               550,000           577,500
                                                                                               -----------
                                                                                                 1,197,350
                                                                                               -----------

TOTAL CORPORATE FIXED-INCOME BONDS & NOTES
   (cost of $95,680,538)                                                                        95,597,112
                                                                                               -----------

PREFERRED STOCKS - 3.0%                                                           SHARES
----------------------------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.8%
REAL ESTATE - 0.8%
iStar Financial, Inc.:
   7.800%                                                                         13,000           326,219
   7.875%                                                                         11,007           282,054
                                                                                               -----------
                                                                                                   608,273
                                                                                               -----------

----------------------------------------------------------------------------------------------------------
MANUFACTURING - 0.3%
FOOD & KINDRED PRODUCTS - 0.1%
Constellation Brands, Inc.,
   5.750%                                                                          2,425            78,206
                                                                                               -----------

PRINTING & PUBLISHING - 0.2%
PriMedia, Inc.:
   8.625%                                                                             30             2,715
   9.200%                                                                          1,615           149,388
                                                                                               -----------
                                                                                                   152,103
                                                                                               -----------

----------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 1.9%
BROADCASTING - 0.6%
Spanish Broadcasting System, Inc.,
   10.750% (a)                                                                       430           432,150
                                                                                               -----------

CABLE - 1.2%
CSC Holdings, Inc.:
   11.125%                                                                           349            36,907
   11.750%                                                                         7,979           839,790
                                                                                               -----------
                                                                                                   876,697
                                                                                               -----------

POLLUTION CONTROL - 0.1%
EnviroSource, Inc.,
   7.250% (f)                                                                        929           106,835
                                                                                               -----------

TOTAL PREFERRED STOCKS
   (cost of $2,418,206)                                                                          2,254,264
                                                                                               -----------

CONVERTIBLE BONDS - 1.6%                                                             PAR             VALUE
----------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 1.6%
TELECOMMUNICATIONS - 1.6%
Colt Telecom Group PLC:
   2.000% 03/29/06 (a)                                                      EUR  265,000       $   337,010
   2.000% 12/16/06 (a)                                                           130,000           165,410
Nortel Networks Corp.,
   4.250% 09/01/08                                                            $  720,000           682,020
                                                                                               -----------

TOTAL CONVERTIBLE BONDS
   (cost of $959,452)                                                                            1,184,440
                                                                                               -----------

COMMON STOCKS - 1.5% (I)                                                          SHARES
----------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 1.5%
CABLE - 0.5%
NTL, Inc.                                                                          5,942           387,181
Ono Finance PLC                                                                      750                 1
                                                                                               -----------
                                                                                                   387,182
                                                                                               -----------

POLLUTION CONTROL - 0.8%
EnviroSource, Inc. (f)                                                             8,000           576,000
Fairlane Management Corp. (f)(j)                                                   8,000                --
                                                                                               -----------
                                                                                                   576,000
                                                                                               -----------

RADIOTELEPHONE COMMUNICATIONS - 0.2%
Nextel Communications, Inc., Class A                                               6,196           156,944
                                                                                               -----------

TOTAL COMMON STOCKS
   (cost of $1,081,597)                                                                          1,120,126
                                                                                               -----------

WARRANTS - 0.2% (I)                                                                UNITS
----------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 0.2%
BROADCASTING - 0.2%
XM Satellite Radio Holdings, Inc.:
   Expires 12/31/09                                                                   70           126,000
   Expires 03/15/10 (a)                                                              600            12,450
                                                                                               -----------
                                                                                                   138,450
                                                                                               -----------

CABLE - 0.0%
Cable Satisfaction International, Inc.,
   Expires 03/01/05 (a)                                                              970                10
Ono Finance PLC,
   Expires 05/31/09 (a)                                                              175                 2
                                                                                               -----------
                                                                                                        12
                                                                                               -----------

COMMUNICATION SERVICES - 0.0%
UbiquiTel, Inc.,
   Expires 04/15/10 (a)                                                              525                 5
                                                                                               -----------

MOTOR, FREIGHT & WAREHOUSING - 0.0%
QDI LLC,
   Expires 01/15/07 (a)(f)                                                         2,041            31,288
                                                                                               -----------


See notes to investment portfolio.


                                       9

INVESTMENT PORTFOLIO (CONTINUED)
November 30, 2003

WARRANTS (CONTINUED)                                                               UNITS             VALUE
----------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.0%
AT&T Canada, Inc.,
   Expires 08/15/07 (a)(f)(j)                                                        250             $  --
Carrier1 International SA,
   Expires 02/19/09 (a)(e)                                                           347                 3
Horizon PCS, Inc.,
   Expires 10/01/10 (a)                                                              665                 1
Jazztel PLC,
   Expires 07/15/10 (a)(j)                                                           350                --
                                                                                               -----------
                                                                                                         4
                                                                                               -----------

TOTAL WARRANTS
   (cost of $105,737)                                                                              169,759
                                                                                               -----------

SHORT-TERM OBLIGATION - 2.7%                                                         PAR
----------------------------------------------------------------------------------------------------------
Federal Home Loan Discount Note,
   0.940% 12/01/03 (k)
   (cost of $2,048,000)                                                       $2,048,000         2,048,000
                                                                                               -----------

 TOTAL INVESTMENTS - 136.5%
   (cost of $102,293,530) (l)                                                                  102,373,701
                                                                                               -----------

OTHER ASSETS & LIABILITIES, NET - (36.5)%                                                      (27,421,703)
----------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                            $74,951,998
                                                                                               ===========



NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2003, the value of these securities amounted to $18,779,327, which represents 25.1% of net assets.
(b) Zero coupon bond.
(c) Interest rates on variable rate securities change periodically. The rate listed is as of November 30, 2003.
(d) Stepped coupon bond. Currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.
(e) As of November 30, 2003, the Fund held securities of certain issuers that have filed for bankruptcy protection under Chapter 11 representing 2.8% of net assets. This issuer is in default of certain debt covenants. Income is not being accrued.
(f) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(g) This security has been purchased on a delayed delivery basis.
(h) The issuer is in default of certain debt covenants. Income is not being accrued.
(i) Non-income producing.
(j) Security has no value.
(k) Rate represents yield at date of purchase.
(l) Cost for federal income tax purposes is $102,213,746.
(m) Income is not being accrued on this security.

As of November 30, 2003, the Fund had entered into the following forward currency exchange contracts:

                                                         NET
   CONTRACTS          IN EXCHANGE     SETTLEMENT     UNREALIZED
   TO DELIVER             FOR            DATE       DEPRECIATION
----------------------------------------------------------------
CAD      400,000    USD     306,244    12/15/03     $    (1,843)
EUR      398,600    USD     456,796    12/08/03         (21,283)
                                                    -----------
                                                    $   (23,126)
                                                    -----------


            ACRONYM                       NAME
----------------------------------------------------------------
              CAD                    Canadian Dollar
              EUR                         Euro
              USD                 United States Dollar


See notes to financial statements.

INVESTMENT PORTFOLIO
October 31, 2003

CORPORATE FIXED-INCOME
BONDS & NOTES - 126.8%                                                               PAR             VALUE
----------------------------------------------------------------------------------------------------------
AGRICULTURE - 0.8%
AGRICULTURE PRODUCTION - 0.8%
Hines Nurseries, Inc.,
   10.250% 10/01/11 (a)                                                       $  140,000         $ 148,400
Seminis, Inc.,
   10.250% 10/01/13 (a)                                                          438,000           464,280
                                                                                               -----------
                                                                                                   612,680
                                                                                               -----------

----------------------------------------------------------------------------------------------------------
CONSTRUCTION - 4.0%
BUILDING CONSTRUCTION - 4.0%
Associated Materials, Inc.,
   9.750% 04/15/12                                                               325,000           349,375
Atrium Companies, Inc.,
   10.500% 05/01/09                                                              210,000           225,225
D.R. Horton, Inc.,
   9.750% 09/15/10                                                               955,000         1,105,412
K. Hovnanian Enterprises, Inc.:
   8.875% 04/01/12                                                               170,000           185,725
   10.500% 10/01/07                                                              340,000           402,475
Standard Pacific Corp.,
   9.250% 04/15/12                                                               415,000           456,500
William Lyon Homes, Inc.,
   10.750% 04/01/13                                                              210,000           233,100
                                                                                               -----------
                                                                                                 2,957,812
                                                                                               -----------

----------------------------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 1.1%
DEPOSITORY INSTITUTIONS - 0.1%
Western Financial Bank,
   9.625% 05/15/12                                                                65,000            71,663
                                                                                               -----------

FINANCIAL SERVICES - 0.4%
LaBranche & Co., Inc.,
   12.000% 03/02/07                                                              310,000           317,750
                                                                                               -----------

REAL ESTATE - 0.6%
Forest City Enterprises, Inc.,
   7.625% 06/01/15                                                               165,000           171,600
Thornburg Mortgage, Inc.,
   8.000% 05/15/13                                                               250,000           262,500
                                                                                               -----------
                                                                                                   434,100
                                                                                               -----------

----------------------------------------------------------------------------------------------------------
MANUFACTURING - 42.5%
APPAREL - 1.4%
Broder Brothers,
   11.250% 10/15/10 (a)                                                          280,000           287,000
Levi Strauss & Co.,
   12.250% 12/15/12                                                              540,000           445,500
Perry Ellis International, Inc.,
   8.875% 09/15/13 (a)                                                            40,000            41,400
Warnaco, Inc.,
   8.875% 06/15/13 (a)                                                           100,000           107,000
William Carter Co.,
   10.875% 08/15/11                                                              145,000           163,850
                                                                                               -----------
                                                                                                 1,044,750
                                                                                               -----------

AUTO PARTS & EQUIPMENT - 2.8%
Accuride Corp.,
   9.250% 02/01/08                                                               120,000           119,400

                                                                                     PAR             VALUE
----------------------------------------------------------------------------------------------------------
Cummins, Inc.,
   9.500% 12/01/10 (a)                                                        $  295,000       $   339,250
Dana Corp.:
   9.000% 08/15/11                                                               210,000           233,100
   10.125% 03/15/10                                                              200,000           225,000
Delco Remy International, Inc.,
   10.625% 08/01/06                                                              115,000           109,250
Goodyear Tire & Rubber Co.,
   7.857% 08/15/11                                                               380,000           323,950
Metaldyne Corp.,
   10.000% 11/01/13 (a)                                                          170,000           165,750
Rexnord Corp.,
   10.125% 12/15/12                                                              130,000           144,300
TRW Automotive, Inc.,
   11.000% 02/15/13 (a)                                                          315,000           371,700
                                                                                               -----------
                                                                                                 2,031,700
                                                                                               -----------

CHEMICALS & ALLIED PRODUCTS - 8.7%
Avecia Group PLC,
   11.000% 07/01/09                                                              840,000           781,200
Bio-Rad Laboratories, Inc.,
   7.500% 08/15/13 (a)                                                           340,000           361,250
Equistar Chemicals LP,
   10.125% 09/01/08                                                              215,000           225,750
FMC Corp.,
   10.250% 11/01/09                                                              215,000           248,862
Huntsman ICI Holdings LLC,
   (b) 12/31/09                                                                3,580,000         1,360,400
IMC Global, Inc.,
   10.875% 08/01/13 (a)                                                          235,000           239,700
Koppers Industries, Inc.:
   9.875% 12/01/07                                                               490,000           512,050
   9.875% 10/15/13 (a)                                                           360,000           381,600
Lyondell Chemical Co.,
   9.625% 05/01/07                                                               770,000           777,700
MacDermid, Inc.,
   9.125% 07/15/11                                                               205,000           228,575
Phibro Animal Health Corp.,
   13.000% 12/01/07 (a)                                                          320,000           329,600
PolyOne Corp.,
   10.625% 05/15/10                                                              165,000           145,200
Scotts Co.,
   6.625% 11/15/13 (a)                                                            40,000            40,600
Terra Capital, Inc.,
   12.875% 10/15/08                                                              475,000           548,625
Westlake Chemical Corp.,
   8.750% 07/15/11 (a)                                                           195,000           205,725
                                                                                               -----------
                                                                                                 6,386,837
                                                                                               -----------

ELECTRONIC & ELECTRICAL EQUIPMENT - 0.4%
UCAR Finance, Inc.,
   10.250% 02/15/12                                                              255,000           282,413
                                                                                               -----------

FABRICATED METAL - 0.6%
Earle M. Jorgensen Co.,
   9.750% 06/01/12                                                               425,000           462,187
                                                                                               -----------


See notes to investment portfolio.


                                       11

INVESTMENT PORTFOLIO (CONTINUED)
October 31, 2003

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                                                            PAR             VALUE
----------------------------------------------------------------------------------------------------------
MANUFACTURING (CONTINUED)
FOOD & KINDRED PRODUCTS - 5.3%
Bavaria SA,
   8.875% 11/01/10 (a)                                                        $  410,000       $   403,866
Constellation Brands, Inc.,
   8.125% 01/15/12                                                               270,000           295,650
Del Monte Corp.,
   9.250% 05/15/11                                                               500,000           552,500
Dole Food Co., Inc.,
   8.625% 05/01/09 (c)                                                           415,000           448,200
Merisant Co.,
   9.500% 07/15/13 (a)                                                           205,000           221,400
Premier International Foods PLC,
   12.000% 09/01/09                                                            1,000,000         1,090,000
Roundy's, Inc.,
   8.875% 06/15/12                                                               410,000           428,450
Smithfield Foods, Inc.,
   8.000% 10/15/09                                                               435,000           478,500
                                                                                               -----------
                                                                                                 3,918,566
                                                                                               -----------

FURNITURE & FIXTURES - 1.6%
C&A Floor Covering, Inc.,
   9.750% 02/15/10                                                               225,000           238,500
Congoleum Corp.,
   8.625% 08/01/08                                                               225,000            90,000
Juno Lighting, Inc.,
   11.875% 07/01/09                                                              295,000           320,815
Norcraft Companies,
   9.000% 11/01/11 (a)                                                           140,000           147,000
Simmons Co.,
   10.250% 03/15/09                                                              100,000           107,000
Tempur-Pedic, Inc.,
   10.250% 08/15/10 (a)                                                          265,000           292,163
                                                                                               -----------
                                                                                                 1,195,478
                                                                                               -----------

MEASURING & ANALYZING INSTRUMENTS - 0.6%
Fisher Scientific International, Inc.,
   8.125% 05/01/12                                                               375,000           403,125
                                                                                               -----------

MISCELLANEOUS MANUFACTURING - 6.6%
AGCO Corp.,
   9.500% 05/01/08                                                               400,000           436,000
Applied Extrusion Technologies, Inc.,
   10.750% 07/01/11                                                              320,000           243,200
Ball Corp.,
   6.875% 12/15/12                                                               125,000           129,063
Case New Holland, Inc.,
   9.250% 08/01/11 (a)                                                           245,000           270,725
Crown European Holdings SA,
   10.875% 03/01/13                                                              280,000           319,200
Flowserve Corp.,
   12.250% 08/15/10                                                              361,000           415,150
Owens-Brockway Glass Container,
   8.250% 05/15/13                                                               600,000           628,500
Owens-Illinois, Inc.,
   7.150% 05/15/05                                                               150,000           154,125
Silgan Holdings, Inc.,
   6.750% 11/15/13 (a)(d)                                                         80,000            80,000

                                                                                     PAR             VALUE
----------------------------------------------------------------------------------------------------------
SPX Corp.,
   7.500% 01/01/13                                                            $  250,000       $   268,125
Tekni-Plex, Inc.,
   12.750% 06/15/10                                                              915,000           940,162
Terex Corp.,
   10.375% 04/01/11                                                              320,000           358,400
TriMas Corp.,
   9.875% 06/15/12                                                               625,000           618,750
                                                                                               -----------
                                                                                                 4,861,400
                                                                                               -----------

PAPER PRODUCTS - 3.4%
Buckeye Technologies, Inc.:
   8.500% 10/01/13 (a)                                                            60,000            62,775
   9.250% 09/15/08                                                               235,000           236,175
Caraustar Industries, Inc.,
   9.875% 04/01/11                                                               255,000           265,200
Georgia-Pacific Corp.,
   8.875% 02/01/10                                                               610,000           696,925
Jefferson Smurfit Corp.,
   8.250% 10/01/12                                                               250,000           263,125
MDP Acquisitions PLC,
   9.625% 10/01/12                                                               525,000           582,750
Norske Skog Canada Ltd.,
   8.625% 06/15/11                                                               150,000           153,000
Tembec Industries, Inc.,
   8.500% 02/01/11                                                               225,000           218,250
                                                                                               -----------
                                                                                                 2,478,200
                                                                                               -----------

PRIMARY METAL - 1.8%
Bayou Steel Corp.,
   9.500% 05/15/08 (e)                                                         1,000,000           235,000
IMCO Recycling, Inc.,
   10.375% 10/15/10 (a)                                                          205,000           202,950
Kaiser Aluminum & Chemical Corp.,
   10.875% 10/15/06 (e)                                                          780,000           592,800
Oregon Steel Mills, Inc.,
   10.000% 07/15/09                                                              250,000           205,000
Steel Dynamics, Inc.,
   9.500% 03/15/09                                                                80,000            88,000
                                                                                               -----------
                                                                                                 1,323,750
                                                                                               -----------

PRINTING & PUBLISHING - 7.0%
Advanstar Communications, Inc.,
   12.000% 02/15/11                                                              500,000           500,000
American Greetings Corp.,
   11.750% 07/15/08                                                              255,000           294,525
Dex Media East LLC,
   12.125% 11/15/12                                                              565,000           678,000
Dex Media West LLC,
   9.875% 08/15/13 (a)                                                           280,000           318,500
Hollinger, Inc.,
   11.875% 03/01/11 (a)                                                          295,000           324,500
Moore North America Finance, Inc.,
   7.875% 01/15/11 (a)                                                           165,000           176,963
PriMedia, Inc.,
   8.875% 05/15/11                                                               560,000           579,600
Quebecor Media, Inc.,
   11.125% 07/15/11                                                              925,000         1,066,062


See notes to investment portfolio.


                                       12

INVESTMENT PORTFOLIO (CONTINUED)
October 31, 2003

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                                                            PAR             VALUE
----------------------------------------------------------------------------------------------------------
MANUFACTURING (CONTINUED)
PRINTING & PUBLISHING (CONTINUED)
Von Hoffmann Corp.:
   10.250% 03/15/09                                                           $  495,000         $ 532,125
   10.250% 03/15/09 (a)                                                          125,000           134,375
Yell Finance BV,
   10.750% 08/01/11                                                              488,000           561,200
                                                                                               -----------
                                                                                                 5,165,850
                                                                                               -----------

TRANSPORTATION EQUIPMENT - 2.3%
BE Aerospace, Inc.,
   8.875% 05/01/11                                                               575,000           517,500
Dura Operating Corp.:
   8.625% 04/15/12                                                               345,000           350,175
   9.000% 05/01/09                                                               250,000           230,000
Hexcel Corp.,
   9.750% 01/15/09                                                               220,000           229,350
Newcor, Inc.,
   6.000% 01/01/13 (f)                                                           215,562            93,599
Sequa Corp.,
   8.875% 04/01/08                                                               200,000           216,000
Wabtec Corp.,
   6.875% 07/31/13 (a)                                                            80,000            82,200
                                                                                               -----------
                                                                                                 1,718,824
                                                                                               -----------

----------------------------------------------------------------------------------------------------------
MINING & ENERGY - 6.5%
OIL & GAS EXTRACTION - 5.5%
Benton Oil & Gas Co.,
   9.375% 11/01/07                                                               485,000           485,000
Chesapeake Energy Corp.:
   7.750% 01/15/15                                                               280,000           301,700
   8.125% 04/01/11                                                               140,000           152,775
Compton Petroleum Corp.,
   9.900% 05/15/09                                                               325,000           355,875
Denbury Resources, Inc.,
   7.500% 04/01/13                                                               165,000           169,950
Encore Acquisition Co.,
   8.375% 06/15/12                                                               325,000           349,375
Energy Partners Ltd.,
   8.750% 08/01/10                                                               125,000           128,750
Forest Oil Corp.,
   8.000% 06/15/08                                                               400,000           428,000
Houston Exploration Co.,
   7.000% 06/15/13 (a)                                                            80,000            80,600
Magnum Hunter Resources, Inc.,
   9.600% 03/15/12                                                               135,000           148,500
Pioneer Natural Resources Co.,
   9.625% 04/01/10                                                                10,000            12,310
Pogo Producing Co.,
   8.250% 04/15/11                                                               965,000         1,066,325
Stone Energy Corp.,
   8.250% 12/15/11                                                               220,000           235,400
Tom Brown, Inc.,
   7.250% 09/15/13                                                               100,000           104,500
                                                                                               -----------
                                                                                                 4,019,060
                                                                                               -----------

                                                                                     PAR             VALUE
----------------------------------------------------------------------------------------------------------
OIL & GAS FIELD SERVICES - 1.0%
Newpark Resources, Inc.,
   8.625% 12/15/07                                                            $  290,000       $   296,525
Premcor Refining Group, Inc.,
   7.500% 06/15/15                                                               235,000           240,875
Tesoro Petroleum Corp.,
   8.000% 04/15/08                                                               105,000           111,037
Trico Marine Services, Inc.,
   8.875% 05/15/12                                                               125,000            85,000
                                                                                               -----------
                                                                                                   733,437
                                                                                               -----------

----------------------------------------------------------------------------------------------------------
RETAIL TRADE - 3.8%
APPAREL & ACCESSORY STORES - 0.6%
Gap, Inc.,
   8.800% 12/15/08                                                               285,000           346,988
Saks, Inc.,
   8.250% 11/15/08                                                               105,000           119,175
                                                                                               -----------
                                                                                                   466,163
                                                                                               -----------

FOOD STORES - 0.4%
Delhaize America, Inc.,
   8.125% 04/15/11                                                               100,000           110,250
Winn-Dixie Stores, Inc.,
   8.875% 04/01/08                                                               210,000           205,275
                                                                                               -----------
                                                                                                   315,525
                                                                                               -----------

MISCELLANEOUS RETAIL - 2.0%
Hollywood Entertainment Corp.,
   9.625% 03/15/11                                                               350,000           379,750
JC Penney Co., Inc.,
   8.000% 03/01/10                                                               415,000           461,687
Rite Aid Corp.,
   9.250% 06/01/13                                                               550,000           595,375
                                                                                               -----------
                                                                                                 1,436,812
                                                                                               -----------

RESTAURANTS - 0.8%
Domino's, Inc.,
   8.250% 07/01/11 (a)                                                           200,000           211,500
Yum! Brands, Inc.,
   7.700% 07/01/12                                                               305,000           341,600
                                                                                               -----------
                                                                                                   553,100
                                                                                               -----------

----------------------------------------------------------------------------------------------------------
SERVICES - 20.3%
AMUSEMENT & RECREATION - 8.2%
Ameristar Casinos, Inc.,
   10.750% 02/15/09                                                              400,000           460,000
Boyd Gaming Corp.,
   8.750% 04/15/12                                                               125,000           135,625
Circus-Circus & Eldorado/Silver Legacy,
   10.125% 03/01/12                                                              375,000           383,906
Hard Rock Hotel, Inc.,
   8.875% 06/01/13 (a)                                                           290,000           305,225
Hollywood Casino Shreveport,
   13.000% 08/01/06 (g)                                                          670,000           479,050
Mohegan Tribal Gaming Authority,
   8.000% 04/01/12                                                               500,000           543,750


See notes to investment portfolio.


                                       13

INVESTMENT PORTFOLIO (CONTINUED)
October 31, 2003

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                                                            PAR             VALUE
----------------------------------------------------------------------------------------------------------
SERVICES (CONTINUED)
AMUSEMENT & RECREATION (CONTINUED)
Park Place Entertainment Corp.,
   9.375% 02/15/07                                                            $  435,000         $ 483,937
Pinnacle Entertainment, Inc.,
   8.750% 10/01/13                                                               900,000           897,750
Regal Cinemas, Inc.,
   9.375% 02/01/12                                                               350,000           395,500
Royal Caribbean Cruises Ltd.,
   8.000% 05/15/10                                                               225,000           240,750
Six Flags, Inc.,
   9.500% 02/01/09                                                               845,000           829,156
Town Sports International, Inc.,
   9.625% 04/15/11                                                               170,000           181,900
Venetian Casino Resort LLC,
   11.000% 06/15/10                                                              325,000           373,750
Wynn Las Vegas LLC,
   12.000% 11/01/10                                                              300,000           345,000
                                                                                               -----------
                                                                                                 6,055,299
                                                                                               -----------

AUTO EQUIPMENT & RENTAL SERVICES - 1.2%
NationsRent, Inc.,
   9.500% 10/15/10 (a)                                                           425,000           439,875
United Rentals, Inc.,
   10.750% 04/15/08                                                              255,000           285,600
Williams Scotsman, Inc.,
   9.875% 06/01/07                                                               200,000           202,000
                                                                                               -----------
                                                                                                   927,475
                                                                                               -----------

BUSINESS SERVICES - 0.7%
Iron Mountain, Inc.,
   6.625% 01/01/16                                                               330,000           321,750
Xerox Corp.,
   7.125% 06/15/10                                                               160,000           163,600
                                                                                               -----------
                                                                                                   485,350
                                                                                               -----------

FUNERAL SERVICES - 1.5%
Service Corp. International,
   7.700% 04/15/09                                                               600,000           622,500
Stewart Enterprises, Inc.,
   10.750% 07/01/08                                                              400,000           452,000
                                                                                               -----------
                                                                                                 1,074,500
                                                                                               -----------

HEALTH SERVICES - 6.3%
AmerisourceBergen Corp.,
   8.125% 09/01/08                                                               175,000           189,438
Coventry Health Care, Inc.,
   8.125% 02/15/12                                                               525,000           568,312
HCA, Inc.,
   8.750% 09/01/10                                                               670,000           774,259
IASIS Healthcare Corp.,
   13.000% 10/15/09                                                              305,000           342,363
InSight Health Services Corp.,
   9.875% 11/01/11                                                               340,000           364,650
Magellan Health Services, Inc.,
   9.375% 11/15/07 (a)(e)                                                        385,000           419,650
MedQuest, Inc.,
   11.875% 08/15/12                                                              500,000           540,000

                                                                                     PAR             VALUE
----------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.,
   10.750% 06/01/09                                                           $  500,000         $ 576,250
Tenet Healthcare Corp.,
   6.375% 12/01/11                                                               450,000           418,500
United Surgical Partners
   International, Inc.,
   10.000% 12/15/11                                                              400,000           444,000
                                                                                               -----------
                                                                                                 4,637,422
                                                                                               -----------

HOTELS, CAMPS & LODGING - 1.7%
Host Marriott LP,
   9.500% 01/15/07                                                               340,000           375,700
Inn of the Mountain Gods Resort
   & Casino,
   12.000% 11/15/10 (a)(d)                                                       200,000           209,000
Starwood Hotels & Resorts
   Worldwide, Inc.,
   7.875% 05/01/12                                                               625,000           690,625
                                                                                               -----------
                                                                                                 1,275,325
                                                                                               -----------

OTHER SERVICES - 0.7%
Corrections Corp. of America,
   9.875% 05/01/09                                                               300,000           336,000
Wackenhut Corrections Corp.,
   8.250% 07/15/13 (a)                                                           160,000           169,600
                                                                                               -----------
                                                                                                   505,600
                                                                                               -----------

----------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 46.4%
AEROSPACE - 0.5% TransDigm, Inc.,
   8.375% 07/15/11 (a)                                                           200,000           213,500
Vought Aircraft Industries, Inc.,
   8.000% 07/15/11 (a)                                                           160,000           161,600
                                                                                               -----------
                                                                                                   375,100
                                                                                               -----------

AIR TRANSPORTATION - 2.0%
Delta Air Lines, Inc.,
   7.900% 12/15/09                                                               470,000           385,400
Northwest Airlines, Inc.,
   9.875% 03/15/07                                                               615,000           538,125
U.S. Airways, Inc.,
   10.375% 03/01/13 (m)                                                        1,512,000           521,673
                                                                                               -----------
                                                                                                 1,445,198
                                                                                               -----------

BROADCASTING - 4.3%
CanWest Media, Inc.,
   10.625% 05/15/11                                                              585,000           666,900
Corus Entertainment, Inc.,
   8.750% 03/01/12                                                               200,000           220,000
Emmis Communications Corp.,
   (h) 03/15/11
   (12.500% 03/15/06)                                                            561,000           510,510
Sinclair Broadcast Group, Inc.,
   8.750% 12/15/11                                                               250,000           273,750
Spanish Broadcasting System, Inc.,
   9.625% 11/01/09                                                                80,000            83,400
TV Azteca SA de CV,
   10.500% 02/15/07                                                              745,000           765,487


See notes to investment portfolio.


                                       14

INVESTMENT PORTFOLIO (CONTINUED)
October 31, 2003

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                                                            PAR             VALUE
----------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
BROADCASTING (CONTINUED)
XM Satellite Radio Holdings, Inc.,
   (h) 12/31/09
   (14.000% 12/31/05)                                                         $  474,415       $   407,997
Videotron Ltee,
   6.875% 01/15/14 (a)                                                           235,000           240,875
                                                                                               -----------
                                                                                                 3,168,919
                                                                                               -----------

CABLE - 6.6%
Charter Communications Holdings LLC:
   (h) 04/01/11
   (9.920% 04/01/04)                                                           1,580,000         1,192,900
   10.000% 04/01/09                                                              325,000           269,750
Comcast UK Cable Partners Ltd.,
   11.200% 11/15/07                                                              750,000           750,000
CSC Holdings, Inc.,
   7.625% 04/01/11                                                               300,000           305,250
DirecTV Holdings LLC,
   8.375% 03/15/13                                                               300,000           336,750
EchoStar DBS Corp.,
   6.375% 10/01/11 (a)                                                           600,000           597,750
Insight Communications Co., Inc.,
   (h) 02/15/11
   (12.250% 02/15/06)                                                            415,000           291,537
Insight Midwest LP,
   9.750% 10/01/09                                                               335,000           343,375
Northland Cable Television, Inc.,
   10.250% 11/15/07                                                              600,000           597,000
Rogers Cable, Inc.,
   6.250% 06/15/13                                                               165,000           165,594
                                                                                               -----------
                                                                                                 4,849,906
                                                                                               -----------

COMMUNICATION SERVICES - 1.8%
Crown Castle International Corp.:
   (h) 05/15/11
   (10.375% 05/15/04)                                                            250,000           254,375
   10.750% 08/01/11                                                              350,000           392,875
Eircom Funding,
   8.250% 08/15/13 (a)                                                            75,000            81,751
SBA Communications Corp.,
   10.250% 02/01/09                                                              440,000           391,600
SpectraSite, Inc.,
   8.250% 05/15/10 (a)                                                           200,000           212,000
                                                                                               -----------
                                                                                                 1,332,601
                                                                                               -----------

ELECTRIC, GAS & SANITARY SERVICES - 3.3%
Allied Waste North America, Inc.:
   8.500% 12/01/08                                                               505,000           552,975
   10.000% 08/01/09                                                            1,215,000         1,321,312
CMS Energy Corp.,
   8.900% 07/15/08                                                               415,000           441,975
PG&E Corp.,
   6.875% 07/15/08 (a)                                                           120,000           126,754
                                                                                               -----------
                                                                                                 2,443,016
                                                                                               -----------

                                                                                     PAR             VALUE
----------------------------------------------------------------------------------------------------------
ELECTRIC SERVICES - 6.8%
AES Corp.:
   9.000% 05/15/15 (a)                                                        $  330,000       $   353,513
   9.500% 06/01/09                                                               665,000           709,887
Beaver Valley Funding Corp.,
   9.000% 06/01/17                                                               355,000           406,014
Caithness Coso Funding Corp.,
   9.050% 12/15/09                                                               534,950           572,397
Calpine Corp.:
   8.500% 02/15/11                                                               445,000           315,950
   8.625% 08/15/10                                                               220,000           156,200
   8.750% 07/15/13 (a)                                                           315,000           287,438
Edison Mission Energy,
   9.875% 04/15/11                                                               300,000           277,500
Illinois Power Co.,
   11.500% 12/15/10                                                              150,000           179,250
MSW Energy Holdings LLC,
   8.500% 09/01/10 (a)                                                           375,000           401,250
Nevada Power Co.:
   9.000% 08/15/13 (a)                                                           185,000           193,325
   10.875% 10/15/09                                                              340,000           377,400
Orion Power Holdings, Inc.,
   12.000% 05/01/10                                                              150,000           173,250
PSE&G Energy Holdings, Inc.,
   8.625% 02/15/08                                                               395,000           410,800
Tiers-Mir-2001-14,
   7.200% 06/15/04 (a)(e)                                                        410,000           200,900
                                                                                               -----------
                                                                                                 5,015,074
                                                                                               -----------

MOTOR, FREIGHT & WAREHOUSING - 0.6%
QDI LLC:
   12.000% 06/15/09 (a)(f)                                                       167,717             7,547
   12.500% 06/15/08 (f)                                                          685,000           411,000
                                                                                               -----------
                                                                                                   418,547
                                                                                               -----------

PIPELINES - 4.7%
Coastal Corp.,
   7.750% 06/15/10                                                               645,000           543,412
Dynegy Holdings, Inc.:
   8.750% 02/15/12                                                               300,000           282,000
   9.875% 07/15/10 (a)                                                           160,000           171,200
   10.125% 07/15/13 (a)                                                           40,000            43,200
El Paso Production Holding,
   7.750% 06/01/13 (a)                                                           245,000           235,200
GulfTerra Energy Partners LP,
   8.500% 06/01/10                                                               275,000           299,750
Northwest Pipeline Corp.,
   8.125% 03/01/10                                                               130,000           144,625
Sonat, Inc.,
   7.625% 07/15/11                                                               565,000           476,012
Southern Natural Gas Co.,
   8.875% 03/15/10                                                               250,000           275,000
Williams Companies, Inc.:
   8.125% 03/15/12                                                               765,000           822,375
   8.625% 06/01/10                                                               180,000           197,100
                                                                                               -----------
                                                                                                 3,489,874
                                                                                               -----------


See notes to investment portfolio.


                                       15

INVESTMENT PORTFOLIO (CONTINUED)
October 31, 2003

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                                                            PAR             VALUE
----------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
POLLUTION CONTROL - 0.4%
EnviroSource, Inc.,
   14.000% 12/15/08 (f)                                                       $  273,663       $   264,402
                                                                                               -----------

RADIOTELEPHONE COMMUNICATIONS - 5.5%
ACC Escrow Corp.,
   10.000% 08/01/11 (a)                                                          225,000           245,250
AirGate PCS, Inc.,
   (h) 10/01/09
   (13.500% 10/01/04)                                                            129,000            87,075
Dobson Communications Corp.,
   8.875% 10/01/13 (a)                                                           440,000           444,400
Nextel Communications, Inc.,
   9.375% 11/15/09                                                             1,060,000         1,155,400
Nextel Partners, Inc.,
   11.000% 03/15/10                                                              290,000           321,175
Rogers Cantel, Inc.,
   9.750% 06/01/16                                                               735,000           858,113
Triton PCS, Inc.,
   8.750% 11/15/11                                                               205,000           196,800
US Unwired, Inc.,
   (h) 11/01/09
   (13.375% 11/01/04)                                                            800,000           532,000
Western Wireless Corp.,
   9.250% 07/15/13                                                               200,000           208,500
                                                                                               -----------
                                                                                                 4,048,713
                                                                                               -----------

RAILROAD - 0.9%
Kansas City Southern Railway Co.,
   7.500% 06/15/09                                                               215,000           221,450
TFM SA de CV,
   12.500% 06/15/12                                                              380,000           418,000
                                                                                               -----------
                                                                                                   639,450
                                                                                               -----------

TELECOMMUNICATIONS - 7.4%
Amkor Technology, Inc.:
   9.250% 02/15/08                                                               285,000           317,062
   10.500% 05/01/09                                                              270,000           290,925
Avaya, Inc.,
   11.125% 04/01/09                                                              220,000           258,500
Carrier1 International SA,
   13.250% 02/15/09 (e)                                                          750,000            22,500
Cincinnati Bell, Inc.,
   8.375% 01/15/14 (a)(d)                                                        320,000           321,800
Colt Telecom Group PLC,
   12.000% 12/15/06                                                              245,000           244,388
FairPoint Communications, Inc.,
   11.875% 03/01/10                                                              175,000           204,750
Horizon PCS, Inc.,
   13.750% 06/15/11 (e)                                                          415,000            95,450
Innova S. de R.L.,
   9.375% 09/19/13 (a)                                                           100,000            99,625
Level 3 Communications, Inc.,
   (h) 12/01/08
   (10.500% 12/01/03)                                                            355,000           326,600

                                                                                     PAR             VALUE
----------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.,
   6.450% 03/15/29                                                            $  335,000       $   261,300
MCI Communications Corp.:
   7.125% 06/15/27 (e)                                                           120,000            99,000
   7.500% 08/20/04 (e)                                                           465,000           383,625
Qwest Capital Funding, Inc.,
   7.250% 02/15/11                                                               810,000           747,225
Qwest Corp.:
   8.875% 03/15/12 (a)                                                           315,000           355,950
   13.500% 12/15/10 (a)                                                          595,000           696,150
Time Warner Telecom, Inc.:
   9.750% 07/15/08                                                               470,000           479,400
   10.125% 02/01/11                                                              230,000           236,900
                                                                                               -----------
                                                                                                 5,441,150
                                                                                               -----------

TRANSPORTATION SERVICES - 1.6%
Allied Holdings, Inc.,
   8.625% 10/01/07                                                               190,000           178,600
Petroleum Helicopters, Inc.,
   9.375% 05/01/09                                                               530,000           569,750
Stena AB,
   9.625% 12/01/12                                                               255,000           277,950
Teekay Shipping Corp.,
   8.875% 07/15/11                                                               150,000           167,250
                                                                                               -----------
                                                                                                 1,193,550
                                                                                               -----------

----------------------------------------------------------------------------------------------------------
WHOLESALE TRADE - 1.4%
DURABLE GOODS - 1.4%
Kinetic Concepts, Inc.,
   7.375% 05/15/13 (a)                                                           120,000           123,300
Playtex Products, Inc.,
   9.375% 06/01/11                                                               380,000           368,600
Steinway Musical Instruments, Inc.,
   8.750% 04/15/11                                                               550,000           570,625
                                                                                               -----------
                                                                                                 1,062,525
                                                                                               -----------

TOTAL CORPORATE FIXED-INCOME BONDS & NOTES
   (cost of $94,293,779)                                                                        93,340,178
                                                                                               -----------

PREFERRED STOCKS - 3.1%                                                           SHARES
----------------------------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.9%
REAL ESTATE - 0.9%
iStar Financial, Inc.:
   7.800%                                                                         13,000           336,782
   7.875%                                                                         11,007           289,278
                                                                                               -----------
                                                                                                   626,060
                                                                                               -----------

----------------------------------------------------------------------------------------------------------
MANUFACTURING - 0.3%
FOOD & KINDRED PRODUCTS - 0.1%
Constellation Brands, Inc.,
   5.750%                                                                          2,425            71,537
                                                                                               -----------


See notes to investment portfolio.


                                       16

INVESTMENT PORTFOLIO (CONTINUED)
October 31, 2003

PREFERRED STOCKS (CONTINUED)                                                      SHARES             VALUE
----------------------------------------------------------------------------------------------------------
MANUFACTURING (CONTINUED)
PRINTING & PUBLISHING - 0.2%
PriMedia, Inc.,
   8.625%                                                                             30             2,760
   9.200%                                                                          1,615           151,810
                                                                                               -----------
                                                                                                   154,570
                                                                                               -----------

----------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 1.9%
BROADCASTING - 0.6%
Spanish Broadcasting System, Inc.,
   10.750% (a)                                                                       430           432,150
                                                                                               -----------

CABLE - 1.2%
CSC Holdings, Inc.:
   11.125%                                                                           349            36,470
   11.750%                                                                         7,979           831,811
                                                                                               -----------
                                                                                                   868,281
                                                                                               -----------

POLLUTION CONTROL - 0.1%
EnviroSource, Inc.,
   7.250% (f)                                                                        929           106,835
                                                                                               -----------

TOTAL PREFERRED STOCKS
   (cost of $2,418,206)                                                                          2,259,433
                                                                                               -----------

CONVERTIBLE BONDS - 1.5%                                                             PAR
----------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 1.5%
TELECOMMUNICATIONS - 1.5%
Colt Telecom Group PLC:
   2.000% 03/29/06 (a)                                                      EUR  265,000           313,832
   2.000% 12/16/06 (a)                                                           130,000           153,955
Nortel Networks Corp.,
   4.250% 09/01/08                                                            $  720,000           682,049
                                                                                               -----------

TOTAL CONVERTIBLE BONDS
   (cost of $959,452)                                                                            1,149,836
                                                                                               -----------

COMMON STOCKS - 1.5% (I)                                                          SHARES
----------------------------------------------------------------------------------------------------------
MANUFACTURING - 0.0%
PRIMARY METAL - 0.0%
Wheeling-Pittsburgh Corp. (e)                                                          1                 4
                                                                                               -----------

----------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 1.5%
CABLE - 0.5%
NTL, Inc.                                                                          5,942           366,800
Ono Finance PLC                                                                      750                 1
                                                                                               -----------
                                                                                                   366,801
                                                                                               -----------

POLLUTION CONTROL - 0.8%
EnviroSource, Inc. (f)                                                             8,000           576,000
Fairlane Management Corp. (f)(j)                                                   8,000                --
                                                                                               -----------
                                                                                                   576,000
                                                                                               -----------

                                                                                  SHARES             VALUE
----------------------------------------------------------------------------------------------------------
RADIOTELEPHONE COMMUNICATIONS - 0.2%
Nextel Communications, Inc., Class A                                               6,196       $   149,943
                                                                                               -----------

TOTAL COMMON STOCKS
   (cost of $1,266,375)                                                                          1,092,748
                                                                                               -----------

WARRANTS - 0.2% (I)                                                                UNITS
----------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 0.2%
BROADCASTING - 0.2%
XM Satellite Radio Holdings, Inc.:
   Expires 12/31/09                                                                   70           102,550
   Expires 03/15/10 (a)                                                              600            12,600
                                                                                               -----------
                                                                                                   115,150
                                                                                               -----------

CABLE - 0.0%
Cable Satisfaction International, Inc.,
   Expires 03/01/05 (a)                                                              970                10
Ono Finance PLC,
   Expires 05/31/09 (a)                                                              175                 2
                                                                                               -----------
                                                                                                        12
                                                                                               -----------

COMMUNICATION SERVICES - 0.0%
UbiquiTel, Inc.,
   Expires 04/15/10 (a)                                                              525                 5
                                                                                               -----------

MOTOR, FREIGHT & WAREHOUSING - 0.0%
QDI LLC,
   Expires 01/15/07 (a)(j)                                                         2,041                --
                                                                                               -----------

TELECOMMUNICATIONS - 0.0%
AT&T Canada, Inc.,
   Expires 08/15/07 (a)(f)(j)                                                        250                --
Carrier1 International SA,
   Expires 02/19/09 (a)(e)                                                           347                 3
Horizon PCS, Inc.,
   Expires 10/01/10 (a)                                                              665                 1
Jazztel PLC,
   Expires 07/15/10 (a)(j)                                                           350                --
                                                                                               -----------
                                                                                                         4
                                                                                               -----------

TOTAL WARRANTS
   (cost of $105,737)                                                                              115,171
                                                                                               -----------

SHORT-TERM OBLIGATION - 3.5%                                                         PAR
----------------------------------------------------------------------------------------------------------
Federal National Mortgage Association,
   0.950% 11/03/03 (k)
   (cost of $2,588,863)                                                       $2,589,000         2,588,863
                                                                                               -----------

 TOTAL INVESTMENTS - 136.6%
   (cost of $101,632,412) (l)                                                                  100,546,229
                                                                                               -----------

OTHER ASSETS & LIABILITIES, NET - (36.6)%                                                      (26,923,308)
----------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                            $73,622,921
                                                                                               ===========


See notes to investment portfolio.


                                       17


October 31, 2003

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2003, the value of these securities amounted to $14,762,958, which represents 20.1% of net assets.
(b) Zero coupon bond.
(c) Interest rates on variable rate securities change periodically. The rate listed is as of October 31, 2003.
(d) This security has been purchased on a delayed delivery basis.
(e) As of October 31, 2003, the Fund held securities of certain issuers that have filed for bankruptcy protection under Chapter 11 representing 2.8% of net assets. This issuer is in default of certain debt covenants. Income is not being accrued.
(f) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(g) The issuer is in default of certain debt covenants. Income is not being accrued.
(h) Stepped coupon bond. Currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.
(i) Non-income producing.
(j) Security has no value.
(k) Rate represents yield at date of purchase.
(l) Cost for federal income tax purposes is $101,531,153.
(m) Income is not being accrued on this security.


As of October 31, 2003, the Fund had entered into the following forward currency exchange contracts:

                                                       NET
   CONTRACTS         IN EXCHANGE     SETTLEMENT     UNREALIZED
   TO DELIVER            FOR            DATE       APPRECIATION
---------------------------------------------------------------
EUR      398,600    USD     466,692   12/08/03       $ 3,975
                                                     -------


            ACRONYM                       NAME
---------------------------------------------------------------
              EUR                         Euro
              USD                 United States Dollar


See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
                                                                                             NOVEMBER 30,        OCTOBER 31,
                                                                                                 2003(a)            2003
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                                                          $102,293,530       $101,632,412
                                                                                              ------------       ------------
Investments, at value                                                                         $102,373,701       $100,546,229
Cash                                                                                               677,763            366,906
Net unrealized appreciation on foreign forward currency contracts                                       --              3,975
Receivable for:
   Investments sold                                                                                877,355          1,542,884
   Investments sold on a delayed delivery basis                                                      1,200            161,250
   Interest                                                                                      2,048,517          2,225,362
   Dividends                                                                                        11,911              3,714
Deferred Trustees' compensation plan                                                                 6,011              6,011
Other assets                                                                                         5,793                  6
                                                                                              ------------       ------------
     Total Assets                                                                              106,002,251        104,856,337
                                                                                              ------------       ------------

LIABILITIES:
Net unrealized depreciation on foreign forward currency contracts                                   23,126                 --
Payable for:
   Interest                                                                                        258,540            175,359
   Investments purchased                                                                           979,773          1,190,946
   Investments purchased on a delayed delivery basis                                               611,779            701,800
   Distributions                                                                                   566,640            566,640
   Investment advisory fee                                                                          50,913             49,560
   Pricing and bookkeeping fees                                                                         --              7,734
   Audit fee                                                                                        49,852             32,366
   Custody fee                                                                                       3,619              3,000
Deferred Trustees' fees                                                                              6,011              6,011
Notes payable - short-term                                                                      14,800,000         14,800,000
Notes payable - long-term                                                                       13,700,000         13,700,000
                                                                                              ------------       ------------
     Total Liabilities                                                                          31,050,253         31,233,416
                                                                                              ------------       ------------
NET ASSETS                                                                                    $ 74,951,998       $ 73,622,921
                                                                                              ============       ============

COMPOSITION OF NET ASSETS:
Paid-in capital                                                                               $141,241,495       $141,297,388
Overdistributed net investment income                                                             (546,000)          (544,368)
Accumulated net realized loss                                                                  (65,801,148)       (66,048,265)
Net unrealized appreciation (depreciation) on:
   Investments                                                                                      80,171         (1,086,183)
   Foreign currency translations                                                                   (22,520)             4,349
                                                                                              ------------       ------------
NET ASSETS                                                                                    $ 74,951,998       $ 73,622,921
                                                                                              ============       ============
Shares outstanding                                                                              20,986,678         20,986,678
                                                                                              ------------       ------------
Net asset value per share                                                                     $       3.57       $       3.51
                                                                                              ============       ============


(a)  The Fund has changed its fiscal year end from October 31 to November 30.


See notes to financial statements.


                                       19

STATEMENTS OF OPERATIONS
                                                                                           ONE MONTH ENDED        YEAR ENDED
                                                                                              NOVEMBER 30,        OCTOBER 31,
                                                                                                2003 (a)             2003
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                                      $    653,987       $  8,147,493
Dividends                                                                                           11,912            156,552
Other income                                                                                            --             43,944
                                                                                              ------------       ------------
   Total Investment Income (net of foreign taxes withheld of $99 and $0, respectively)             665,899          8,347,989
                                                                                              ------------       ------------

EXPENSES:
Investment advisory fee                                                                             67,195            640,668
Pricing and bookkeeping fees                                                                         4,141             45,964
Trustees' fees                                                                                         604              8,393
Custody fee                                                                                          1,751             14,026
Audit fee                                                                                           17,736             42,094
Other expenses                                                                                       9,271            147,237
                                                                                              ------------       ------------
   Total Operating Expenses                                                                        100,698            898,382
Custody earnings credit                                                                               (324)            (1,329)
                                                                                              ------------       ------------
   Net Operating Expenses                                                                          100,374            897,053
Interest expense                                                                                    84,832          1,335,757
                                                                                              ------------       ------------
   Net Expenses                                                                                    185,206          2,232,810
                                                                                              ------------       ------------
Net Investment Income                                                                              480,693          6,115,179
                                                                                              ------------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY:
Net realized gain (loss) on:
   Investments                                                                                     265,371         (6,254,963)
   Foreign currency transactions                                                                    10,168            (34,862)
                                                                                              ------------       ------------
     Net realized gain (loss)                                                                      275,539         (6,289,825)
                                                                                              ------------       ------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                                                   1,166,354         21,905,100
   Foreign currency translations                                                                   (26,869)             4,349
                                                                                              ------------       ------------
     Net change in unrealized appreciation/depreciation                                          1,139,485         21,909,449
                                                                                              ------------       ------------
Net Gain                                                                                         1,415,024         15,619,624
                                                                                              ------------       ------------
Net Increase in Net Assets from Operations                                                    $  1,895,717       $ 21,734,803
                                                                                              ------------       ------------


(a) The Fund has changed its fiscal year end from October 31 to November 30.


See notes to financial statements.


                                       20

STATEMENTS OF CHANGES IN NET ASSETS
                                                                         ONE MONTH ENDED            YEAR ENDED OCTOBER 31,
                                                                            NOVEMBER 30,       ------------------------------
INCREASE (DECREASE) IN NET ASSETS:                                           2003 (a)             2003               2002
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                      $    480,693       $  6,115,179       $  7,866,298
Net realized gain (loss) on investments and foreign currency transactions       275,539         (6,289,825)       (23,413,598)
Net change in unrealized appreciation/depreciation
   on investments and foreign currency translations                           1,139,485         21,909,449          8,437,250
                                                                           ------------       ------------       ------------
Net Increase (Decrease) from Operations                                       1,895,717         21,734,803         (7,110,050)
                                                                           ------------       ------------       ------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                     (566,640)        (6,335,103)        (7,465,282)
Return of capital                                                                    --           (439,949)          (297,562)
                                                                           ------------       ------------       ------------
Total Distributions Declared to Shareholders                                   (566,640)        (6,775,052)        (7,762,844)
                                                                           ------------       ------------       ------------
SHARE TRANSACTIONS:
Distributions reinvested                                                             --            528,920            653,667
                                                                           ------------       ------------       ------------
Total Increase (Decrease) in Net Assets                                       1,329,077         15,488,671        (14,219,227)

NET ASSETS:
Beginning of period                                                          73,622,921         58,134,250         72,353,477
                                                                           ------------       ------------       ------------
End of period (including overdistributed net investment income
   of $(546,000), $(544,368) and $(401,061), respectively)                 $ 74,951,998       $ 73,622,921       $ 58,134,250
                                                                           ============       ============       ============
CHANGES IN SHARES:
Issued for distributions reinvested                                                  --            164,258            184,393
                                                                           ============       ============       ============


(a) The Fund has changed its fiscal year end from October 31 to November 30.


See notes to financial statements.


                                       21

STATEMENTS OF CASH FLOWS
                                                                                           ONE MONTH ENDED        YEAR ENDED
                                                                                             NOVEMBER 30,        OCTOBER 31,
INCREASE (DECREASE) IN CASH:                                                                   2003 (a)             2003
-----------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net investment income                                                                          $  480,693         $ 6,115,179
Adjustments to reconcile net investment income
   to net cash provided by operating activities:
   Purchase of investment securities                                                            (8,022,788)       (59,155,213)
   Proceeds from disposition of investment securities                                            7,108,959         56,964,157
   Purchase (sale) of short-term investments, net                                                  543,049         (1,096,956)
   Net realized gain (loss) due to foreign currency transactions                                    10,168            (34,862)
   Decrease in interest and dividend receivable                                                    168,648            172,797
   Increase in other assets                                                                         (5,787)            (1,089)
   Increase (decrease) in receivable for investments sold                                          825,579         (1,386,759)
   Increase (decrease) in payable for investments purchased                                       (301,194)         1,459,121
   Increase in accrued expenses and other liabilities                                               11,724              8,550
   Net amortization/accretion of income                                                            (24,735)          (104,775)
                                                                                               -----------        -----------
Net cash provided by operating activities                                                          794,316          2,940,150
                                                                                               -----------        -----------


CASH FLOWS FROM FINANCING ACTIVITIES:
   Increase in notes payable                                                                            --          4,000,000
   Increase (decrease) in interest payable                                                          83,181           (383,125)
   Distributions paid in cash                                                                     (566,640)        (6,241,697)
                                                                                               -----------        -----------
Net cash used by financing activities                                                             (483,459)        (2,624,822)
                                                                                               -----------        -----------
Net increase in cash                                                                               310,857            315,328


CASH:
Beginning of period                                                                                366,906             51,578
                                                                                               -----------        -----------
End of period                                                                                  $   677,763        $   366,906
                                                                                               ===========        ===========

Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of distributions of $0 and $528,920, respectively.


(a) The Fund has changed its fiscal year end from October 31 to November 30.


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

November 30, 2003


NOTE 1. ORGANIZATION

Colonial Intermediate High Income Fund (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

INVESTMENT GOAL

The Fund seeks high current income and total return by investing primarily in high yield fixed income securities in lower-rated categories.

FUND SHARES

The Fund may issue an unlimited number of shares.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

Debt securities generally are valued by a pricing service approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the closing price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, which tend to be more thinly traded and of lesser quality, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Foreign markets close each day at various times prior to the close of the New York Stock Exchange ("NYSE"). Foreign currency exchange rates are generally determined prior to the close of the NYSE at 12:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the value of a foreign security may occur subsequent to the close of the exchange or market which would not be reflected in the computation of the Fund's net asset value. In such an event, the foreign security will be valued at the fair value.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge a Fund's investments against currency fluctuations. Forward currency contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. A fund could also be exposed to risk if the

November 30, 2003


counterparties of the contracts are unable to fulfill the terms of the contracts. The Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the forward currency contract commitment in a separate account.

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral securities are marked-to-market daily to ensure that their market value is at least equal, at all times, to the repurchase price. (In the event that the market value of the collateral securities declines below the repurchase price of the repurchase agreement, additional securities will be required to be segregated.) A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resale.

DELAYED DELIVERY SECURITIES

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the delayed delivery commitment in a separate account.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

FOREIGN CURRENCY TRANSACTIONS

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, by distributing substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations which may differ from GAAP.

STATEMENT OF CASH FLOWS

The Fund is required to disclose a Statement of Cash Flows due to its average debt outstanding during the year. Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank and does not include any short-term investments.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the one month ended November 30, 2003 and the year ended October 31, 2003, permanent differences resulting primarily

November 30, 2003



from differing treatments for discount accretion/premium amortization on debt securities, distributions in excess, foreign currency transactions and market discount were identified and reclassified among the components of the Fund's net assets as follows:

                   OVERDISTRIBUTED   ACCUMULATED
                    NET INVESTMENT  NET REALIZED    PAID-IN
                        INCOME          LOSS        CAPITAL
                   ---------------  ------------    -------
November 30, 2003      $84,315        $ (28,422)  $  (55,893)
October 31, 2003        76,617        2,025,961   (2,102,578)

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the one month ended November 30, 2003 and the years ended October 31, 2003 and October 31, 2002 was as follows:

                       NOVEMBER 30,  OCTOBER 31,  OCTOBER 31,
                           2003         2003         2002
                      -------------  -----------  ----------
Distributions paid from:
  Ordinary Income*       $566,640    $6,335,103   $7,465,282
  Tax Return of Capital        --       439,949      297,562
  Long-Term Capital Gains      --            --           --

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of November 30, 2003 and October 31, 2003, the components of distributable earnings on a tax basis were as follows:

                   UNDISTRIBUTED  UNDISTRIBUTED   NET UNREALIZED
                      ORDINARY      LONG-TERM      APPRECIATION
                       INCOME     CAPITAL GAINS   (DEPRECIATION)*
                   -------------  -------------   ---------------
November 30, 2003        $--           $--           $ 160,563
October 31, 2003          --            --            (984,551)

* The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is primarily due to discount accretion/premium amortization on debt securities.

Unrealized appreciation (depreciation) at November 30, 2003 and October 31, 2003, based on cost of investments for federal income tax purposes was:

                                  NOVEMBER 30,   OCTOBER 31,
                                      2003           2003
                                  -----------    -----------
  Unrealized appreciation         $ 7,459,655    $ 7,343,226
  Unrealized depreciation          (7,299,700)    (8,328,150)
                                  -----------    -----------
  Net unrealized
    appreciation (depreciation)   $   159,955    $  (984,924)
                                  -----------    -----------

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                     NOVEMBER 30, 2003
---------------------------------------------------------
            YEAR OF                    CAPITAL LOSS
          EXPIRATION                   CARRYFORWARD
       -----------------          -----------------------
             2006                       $ 3,034,960
             2007                        10,437,671
             2008                        22,694,029
             2009                        23,203,433
             2010                         6,431,055
                                        -----------
                                        $65,801,148
                                        ===========

                     OCTOBER 31, 2003
---------------------------------------------------------
            YEAR OF                    CAPITAL LOSS
          EXPIRATION                   CARRYFORWARD
       -----------------          -----------------------
             2007                       $ 3,282,077
             2008                        10,437,671
             2009                        22,694,029
             2010                        23,203,433
             2011                         6,431,055
                                        -----------
                                        $66,048,265
                                        ===========

Capital loss carryforwards of $247,117 and $2,102,577 were utilized and/or expired during the one month ended November 30, 2003 and the year ended October 31, 2003, respectively, for the Fund.

Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

On April 1, 2003, Colonial Management Associates, Inc., the previous investment advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. As a result of the merger, Columbia now serves as the Fund's investment advisor. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

INVESTMENT ADVISORY FEE

Columbia is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly fee at the annual rate of 0.65% of the Fund's average weekly net assets.

In addition, the Fund shall pay Columbia a monthly fee of 20% of the Fund's monthly "leverage income" (as that term is defined in the management contract). In the event that the Fund's monthly leverage income is less than zero then Columbia shall pay the Fund 20% of the Fund's monthly

November 30, 2003


leverage income. For the one month ended November 30, 2003 and the year ended October 31, 2003, the fees paid to Columbia relating to leverage income amount to $27,251 and $207,576, which represents 0.44% and 0.31%, respectively, annually of the Fund's average daily net assets.

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street").

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average weekly net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average weekly net assets of the Fund for that month. The Fund also pays additional fees for pricing services. For the one month ended November 30, 2003 and the year ended October 31, 2003, the effective annualized pricing and bookkeeping fee rate was 0.07%. Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

FEES PAID TO OFFICERS AND TRUSTEES

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

CUSTODY CREDITS

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 5. PORTFOLIO INFORMATION

PURCHASES AND SALES OF SECURITIES

For the one month ended November 30, 2003 and the year ended October 31, 2003, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were:

                                   PURCHASES        SALES
                                  -----------    -----------
November 30, 2003                 $ 8,022,788    $ 7,108,959
October 31, 2003                   59,155,213     56,964,157

NOTE 6. LOAN AGREEMENT

At November 30, 2003 and October 31, 2003, the Fund had term loans and a revolving loan outstanding with Bank of America NA, together totaling $28,500,000 for each period.

These loans are comprised of a $13,700,000 term loan which bears interest at 3.12% per annum, due August 26, 2005, a $9,700,000 term loan which bears interest at 4.37% per annum, due June 13, 2004, and a $5,100,000 revolving loan, due August 26, 2004. The revolving loan is a floating rate loan which had a weighted average interest rate of 1.97% and 3.59% at November 30, 2003 and October 31, 2003, respectively. At November 30, 2003 and October 31, 2003, the average daily loan balance was $28,500,000 and $26,193,151 at a weighted average interest rate of 3.57% and 5.06%, respectively. The Fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

FOREIGN SECURITIES

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

HIGH-YIELD SECURITIES

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns and industry events may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:
                                         ONE MONTH
                                           ENDED                                  YEAR ENDED OCTOBER 31,
                                        NOVEMBER 30,          -----------------------------------------------------------------
                                           2003 (a)               2003           2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $   3.51       $   2.79       $   3.51      $   4.83      $   5.97     $    6.20
                                               --------       --------       --------      --------      --------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                              0.02(b)        0.29(b)        0.38(b)(c)    0.51(b)       0.67          0.70
Net realized and unrealized gain (loss) on
   investments and foreign currency                0.07           0.75          (0.73)(c)     (1.26)        (1.10)        (0.23)
                                               --------       --------       --------      --------      --------     ---------
      Total from Investment Operations             0.09           1.04          (0.35)        (0.75)        (0.43)         0.47
                                               --------       --------       --------      --------      --------     ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                        (0.03)         (0.30)         (0.36)        (0.55)        (0.69)        (0.70)
In excess of net investment income                   --             --             --            --         (0.02)           --
Return of capital                                    --          (0.02)         (0.01)        (0.02)           --            --
                                               --------       --------       --------      --------      --------     ---------
      Total Distributions Declared
         to Shareholders                          (0.03)         (0.32)         (0.37)        (0.57)        (0.71)        (0.70)
                                               ========       ========       ========      ========      ========     =========
NET ASSET VALUE, END OF PERIOD                 $   3.57       $   3.51       $   2.79      $   3.51      $   4.83     $    5.97
                                               ========       ========       ========      ========      ========     =========
Market price per share                         $   3.50       $   3.65       $   2.79      $   3.49      $   4.63     $    5.63
                                               ========       ========       ========      ========      ========     =========
Total return -- based on market value (d)         (3.40)%(e)     44.56%        (10.43)%     (14.26)%        (6.12)%       (7.89)%
                                               ========       ========       ========      ========      ========     =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (f)                             1.63%(g)       1.35%          1.25%         1.31%         0.92%         0.89%
Interest and amortization of deferred
   debt issuance expenses                          1.38%(g)       2.00%          2.73%         2.98%         2.79%         2.48%
Total expenses (f)                                 3.01%(g)       3.35%          3.98%         4.29%         3.71%         3.37%
Net investment income (f)                          7.82%(g)       9.18%         11.38%(c)     11.96%        11.88%        10.82%
Portfolio turnover rate                               7%(e)         64%            54%           52%           42%           44%
Net assets, end of period (000's)              $ 74,952       $ 73,623       $ 58,134      $ 72,353      $ 98,333     $ 121,018

(a)  The Fund has changed its fiscal year end from October 31 to November 30.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended October 31, 2002, was to increase the net investment income per share by $0.02, increase the net realized and unrealized loss per share by $0.02 and increase the ratio of net investment income to average net assets from 10.92% to 11.38%. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.
(d) Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.


FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:
                                                                                    YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------------
                                                                  1998           1997          1996          1995          1994
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $   7.27       $   6.89      $   6.62      $   6.28     $    6.92
                                                              --------       --------      --------      --------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                             0.70           0.70          0.70          0.70          0.69
Net realized and unrealized gain (loss) on investments
   and foreign currency                                          (1.08)          0.38          0.26          0.34         (0.58)
                                                              --------       --------      --------      --------     ---------
      Total from Investment Operations                           (0.38)          1.08          0.96          1.04          0.11
                                                              --------       --------      --------      --------     ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                       (0.69)         (0.70)        (0.69)        (0.70)        (0.75)
                                                              --------       --------      --------      --------     ---------
NET ASSET VALUE, END OF PERIOD                                $   6.20       $   7.27      $   6.89      $   6.62     $    6.28
                                                              ========       ========      ========      ========     =========
Market price per share                                        $   6.81       $   7.56      $   7.13      $   6.88     $    5.75
                                                              ========       ========      ========      ========     =========
Total return-- based on market value (a)                         (0.74)%        16.97%        14.62%        33.00%        (2.80)%
                                                              ========       ========      ========      ========     =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (b)                                            0.88%          0.89%         0.98%         0.95%         0.97%
Interest and amortization of deferred
   debt issuance expenses                                         2.11%          1.96%         2.07%         1.94%         1.91%
Total expenses (b)                                                2.99%          2.85%         3.05%         2.89%         2.88%
Net investment income (b)                                         9.70%          9.63%        10.11%        10.76%        10.40%
Portfolio turnover rate                                             69%            92%           92%           92%          160%
Net assets, end of period (000's)                             $124,480       $107,774      $ 99,925      $ 93,984     $  87,519

(a) Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.

(b) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%, except for the year ended 1997 which had a 0.01% impact.

                   LOAN AGREEMENT ASSET COVERAGE REQUIREMENTS

                                                                  ASSET COVERAGE
                                  TOTAL AMOUNT                     PER $1,000 OF
         DATE                     OUTSTANDING                      INDEBTEDNESS
       --------                   -----------                      ------------
       11/30/03                   $28,500,000                          $3,630
       10/31/03                    28,500,000                           3,583
       10/31/02                    24,500,000                           3,373
       10/31/01                    30,500,000                           3,372
       10/31/00                    47,300,000                           3,079
       10/31/99                    47,300,000                           3,558
       10/31/98                    47,300,000                           3,632
       10/31/97                    27,400,000                           4,933
       10/31/96                    27,400,000                           4,647
       10/31/95                    27,400,000                           4,430
       10/31/94                    27,400,000                           4,194

REPORT OF INDEPENDENT AUDITORS


TO THE TRUSTEES AND THE SHAREHOLDERS OF COLONIAL INTERMEDIATE HIGH INCOME FUND

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations, cash flows and changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of Colonial Intermediate High Income Fund (the "Fund") at November 30, 2003 and October 31, 2003, and the results of its operations, its cash flows, the changes in its net assets, and its financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 and October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 12, 2004

RESULTS OF ANNUAL MEETING OF SHAREHOLDERS


On May 21, 2003, the Annual Meeting of Shareholders of the Fund was held to conduct a vote for or against the approval of the following Item listed on the Fund's Proxy Statement for said Meeting. On February 28, 2003, the record date for the Meeting, the Fund had 20,867,809 shares outstanding. The votes cast were as follows:

       PROPOSAL 1.
       ELECTION OF TRUSTEES:                    FOR                WITHHELD
-----------------------------              ---------------      -------------
       Douglas A. Hacker                    18,228,140             433,268
       Janet Langford Kelly                 18,250,790             410,618
       John J. Neuhauser                    18,250,534             410,874
       Joseph R. Palombo                    18,235,184             426,224

Mr. Hacker, Ms. Kelly, Mr. Neuhauser and Mr. Palombo were elected as Trustees of the Fund. Each will serve for three years or until a successor is elected.

The Board of Trustees is divided into the following three classes, each with a term expiring in the indicated year:

           2004              2005               2006
       ------------       ----------         -------------
       Mr. Macera*        Mr. Lowry          Mr. Hacker
       Mr. Stitzel        Mr. Mayer          Ms. Kelly
       Mr. Theobald       Mr. Nelson         Mr. Neuhauser
       Ms. Verville                          Mr. Palombo

*Effective June 18, 2003, Mr. Macera retired from the Board of Trustees.

DIVIDEND REINVESTMENT PLAN

The Fund generally distributes net investment income monthly and capital gains annually. Under the Fund's Dividend Reinvestment Plan (the "Plan") all distributions will be reinvested automatically in additional shares of the Fund, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. The aggregate market value of the shares may constitute income to shareholders for federal income tax purposes. However, if the market price of the shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

All Plan accounts receive written confirmations of all transactions. Shares purchased under the Plan are held in uncertificated form. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

Fees and expenses of the Plan other than brokerage charges will be paid by the Fund. No brokerage charges are incurred on shares issued directly by the Fund. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 90 days written notice to the Plan participants. All correspondence concerning the Plan should be directed to PFPC Inc., the Plan agent, by mail at P.O. Box 43027, Providence, RI 02940-3027 or by phone at 1-800-331-1710.

TRUSTEES

Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth were appointed to the Board of Trustees of the Fund. Messrs. Simpson and Woolworth had been directors of 15 Columbia Funds and 20 funds in the CMG Fund Trust. Also effective October 8, 2003, the incumbent trustees of the Fund were elected as directors of the 15 Columbia Funds and as trustees of the 20 funds in the CMG Fund Trust. The new combined Board of Trustees/Directors of the Fund now oversees 119 funds in the Columbia Funds Complex (including the former Liberty Funds, former Stein Roe Funds, Columbia Funds and CMG Funds). Several of these trustees/directors also serve on the Boards of other funds in the Columbia Funds Complex.

The Trustees/Directors serve terms of indefinite duration. The names, addresses and ages of the Trustees/Directors and officers of the Funds in the Columbia Funds complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee/Director and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

                                                                                                        Number of
                                                                                                     portfolios in
                                         Year first                                                  Columbia Funds
                                         elected or                                                      Complex          Other
                              Position    appointed       Principal occupation(s)                       overseen by    directorships
Name, address and age        with Funds  to office1       during past five years                     Trustee/Director      held
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
----------------------

Douglas A. Hacker              Trustee      1996     Executive Vice President-Strategy of United Airlines    119       Orbitz
(age 48)                                             (airline) since December, 2002 (formerly President                (online
P.O. Box 66100                                       of UAL Loyalty Services (airline) from September,                 travel
Chicago, IL 60666                                    2001 to December, 2002; Executive Vice President                  company)
                                                     and Chief Financial Officer of United Airlines
                                                     from March, 1993 to September, 2001)

Janet Langford Kelly           Trustee      1996     Chief Administrative Officer and Senior Vice            119       None
(age 45)                                             President, Kmart Holding Corporation (consumer goods)
3100 West Beaver Road                                since September, 2003 (formerly Executive Vice
Troy, MI 48084-3163                                  President-Corporate Development and Administration,
                                                     General Counsel and Secretary, Kellogg Company (food
                                                     manufacturer), from September, 1999 to August, 2003;
                                                     Senior Vice President, Secretary and General Counsel,
                                                     Sara Lee Corporation (branded, packaged, consumer-
                                                     products manufacturer) from January, 1995 to
                                                     September, 1999).

Richard W. Lowry               Trustee      1995     Private Investor since August, 1987 (formerly           124(3)    None
(age 67)                                             Chairman and Chief Executive Officer, U.S. Plywood
10701 Charleston Drive                               Corporation (building products manufacturer)).
Vero Beach, FL 32963

Charles R. Nelson              Trustee      1981     Professor of Economics, University of Washington,       119       None
(age 61)                                             since January, 1976; Ford and Louisa Van Voorhis
Department of Economics                              Professor of Political Economy, University of
University of Washington                             Washington, since September, 1993; Director,
Seattle, WA 98195                                    Institute for Economic Research, University of
                                                     Washington, since September, 2001; Adjunct
                                                     Professor of Statistics, University of Washington,
                                                     since September, 1980; Associate Editor, Journal of
                                                     Money Credit and Banking, since September, 1993;
                                                     consultant on econometric and statistical matters.

John J. Neuhauser              Trustee      1985     Academic Vice President and Dean of Faculties           122(3,4)  Saucony,
(age 60)                                             since August, 1999, Boston College (formerly                      Inc.
84 College Road                                      Dean, Boston College School of Management from                    (athletic
Chestnut Hill, MA 02467-3838                         footwear); September, 1977 to September, 1999).                   SkillSoft
                                                                                                                       Corp.
                                                                                                                       (e-learning)

Patrick J. Simpson             Trustee      2000     Partner, Perkins Coie L.L.P.                            119       None
(age 58)
1211 S.W. 5th Avenue
Suite 1500
Portland, OR 97204


                                       33

TRUSTEES (CONTINUED)

                                                                                                        Number of
                                                                                                     portfolios in
                                         Year first                                                  Columbia Funds
                                         elected or                                                      Complex          Other
                              Position    appointed       Principal occupation(s)                       overseen by    directorships
Name, address and age        with Funds  to office1       during past five years                     Trustee/Director      held
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees (continued)
----------------------------------

Thomas E. Stitzel              Trustee      1998     Business Consultant since 1999 (formerly Professor      119       None
(age 67)                                             of Finance from 1975 to 1999, College of Business,
2208 Tawny Woods Place                               Boise State University); Chartered Financial Analyst.
Boise, ID 83706

Thomas C. Theobald             Trustee      1996     Managing Director, William Blair Capital Partners       119       Anixter
(age 66)                       and                   (private equity investing) since September, 1994.                 International
27 West Monroe Street,         Chairman of                                                                             (network
Suite 3500                     the Board6                                                                              support
Chicago, IL 60606                                                                                                      equipment
                                                                                                                       distributor),
                                                                                                                       Jones Lang
                                                                                                                       LaSalle (real
                                                                                                                       estate
                                                                                                                       management
                                                                                                                       services) and
                                                                                                                       MONY Group
                                                                                                                       (life
                                                                                                                       insurance)

Anne-Lee Verville              Trustee      1998     Author and speaker on educational systems needs         120(4)    Chairman of
(age 58)                                             (formerly General Manager, Global Education                       the Board of
359 Stickney Hill Road                               Industry, IBM Corporation (computer and technology)                Directors,
Hopkinton, NH 03229                                  from 1994 to 1997, and President, Applications                    Enesco Group,
                                                     Solutions Division from 1991 to 1994, IBM Corporation             Inc.
                                                     (global education and global applications)).                      (designer,
                                                                                                                       importer and
                                                                                                                       distributor
                                                                                                                       of giftware
                                                                                                                       and
                                                                                                                       collectibles)

Richard L. Woolworth           Trustee      1991     Retired Since December 2003 (formerly Chairman         119       NW Natural
(age 62)                                             and Chief Executive Officer, The Regence Group                   (a natural
100 S.W. Market Street                               (regional health insurer); Chairman and Chief                    gas service
#1500                                                Executive Officer, provider) BlueCross BlueShield
Portland, OR 97207                                   of Oregon; Certified Public Accountant,
                                                     Arthur Young & Company).


                                       34


TRUSTEES (CONTINUED)
                                                                                                        Number of
                                                                                                     portfolios in
                                         Year first                                                  Columbia Funds
                                         elected or                                                      Complex          Other
                              Position    appointed       Principal occupation(s)                       overseen by    directorships
Name, address and age        with Funds  to office1       during past five years                     Trustee/Director      held
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
-------------------

William E. Mayer2              Trustee      1994     Managing Partner, Park Avenue Equity Partners           121(3)    Lee
(age 63)                                             (private equity) since February, 1999 (formerly                   Enterprises
399 Park Avenue                                      Founding Partner, Development Capital LLC from                    (print
Suite 3204                                           November 1996 to February, 1999; Dean and                         media), WR
New York, NY 10022                                   Professor, College of Business and Management,                    Hambrecht +
                                                     University of  Maryland from October, 1992 to                     Co.
                                                     November, 1996).                                                  (financial
                                                                                                                       service
                                                                                                                       provider) and
                                                                                                                       First Health
                                                                                                                       (healthcare)

Joseph R. Palombo2             Trustee      2000     Executive Vice President and Chief Operating            120(5)    None
(age 50)                       and                   Officer of Columbia Management Group, Inc. since
One Financial Center           President             December, 2001 and Director, Executive Vice
Boston, MA 02111                                     President and Chief Operating Officer of Columbia
                                                     Management Advisors, Inc. (Advisor) since April,
                                                     2003 (formerly Chief Operations Officer of Mutual
                                                     Funds, Liberty Financial Companies, Inc. from August,
                                                     2000 to November, 2001; Executive Vice President
                                                     of Stein Roe & Farnham Incorporated (Stein Roe)
                                                     from April, 1999 to April, 2003; Director of
                                                     Colonial Management Associates, Inc. (Colonial)
                                                     from April, 1999 to April, 2003; Director of
                                                     Stein Roe from September, 2000 to April, 2003)
                                                     President of Columbia Funds and Galaxy Funds
                                                     since February, 2003 (formerly Vice President
                                                     from September 2002 to February 2003); Manager
                                                     of Columbia Floating Rate Limited Liability
                                                     Company since October, 2000; (formerly Vice
                                                     President of the Columbia Funds from April,
                                                     1999 to August, 2000; Chief Operating Officer
                                                     and Chief Compliance Officer, Putnam Mutual
                                                     Funds from December, 1993 to March, 1999).

1 In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds complex.
2 Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of the Advisor.
3 Messrs. Lowry, Neuhauser and Mayer each also serve as a director/trustee of the All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
4 Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
5 Mr. Palombo also serves as an interested director of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
6 Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003. Prior to that date, Mr. Palombo was Chairman of the Board.

OFFICERS
                                            Year first
                          Position with     elected or
                            Columbia        appointed
Name, address and age         funds         to office      Principal occupation(s) during past five years
------------------------------------------------------------------------------------------------------------------------------------
Officers

Vicki L. Benjamin              Chief        2001           Controller of the Columbia Funds and of the Liberty All-Star
(Age 42)                       Accounting                  Funds since May, 2002; Chief Accounting Officer of the
One Financial Center           Officer and                 Columbia Funds and Liberty All-Star Funds since June, 2001;
Boston, MA 02111               Controller                  Controller and Chief  Accounting Officer of the Galaxy
                                                           Funds since September, 2002 (formerly Vice President, Corporate
                                                           Audit, State Street Bank and Trust Company from May, 1998 to
                                                           April, 2001).

J. Kevin Connaughton           Treasurer    2000           Treasurer of the Columbia Funds and of the Liberty All-Star Funds
(Age 39)                                                   since December, 2000; Vice  President of the Advisor since April,
One Financial Center                                       2003 (formerly Controller of the Liberty Funds and of the Liberty
Boston, MA 02111                                           All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September 2002; Treasurer, Columbia
                                                           Management Multi-Strategy Hedge Fund, LLC since December, 2002
                                                           (formerly Vice President of Colonial from February, 1998 to
                                                           October, 2000).

David A. Rozenson              Secretary    2003           Secretary of the Columbia Funds and of the Liberty All-Star Funds
(Age 49)                                                   since December, 2003; Senior Counsel, Fleet Boston Financial
One Financial Center                                       Corporation since January, 1996; Associate General Counsel,
Boston, MA 02111                                           Columbia Management Group since November, 2002.

TRANSFER AGENT

--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial Intermediate High Income Fund is:

PFPC
P.O. Box 8030
Boston, MA  02266-8030

The fund mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-331-1710. In addition, representatives at that number can provide shareholders information about the fund.

Financial advisors who want additional information about the fund may speak to a representative at 800-426-3750. A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities is available (i) without charge, upon request, by calling 800-331-1710 and (ii) on the Securities and Exchange Commission's website at http:/www.sec.gov.

This report has been prepared for shareholders of Colonial Intermediate High Income Fund.

COLONIAL INTERMEDIATE HIGH INCOME FUND          ANNUAL REPORT




                                                110-02/573Q-1103 (01/04) 03/3843

Item 2. Code of Ethics.

(a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Douglas A. Hacker, Thomas E. Stitzel, Anne-Lee Verville and Richard L. Woolworth, each of whom are members of the registrant's Board of Trustees and Audit Committee, each qualify as an audit committee financial expert. Mr. Hacker, Mr. Stitzel, Ms. Verville and Mr. Woolworth are each independent trustees, as defined in paragraph (a)(2) of this item's instructions and collectively constitute the entire Audit Committee.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable at this time.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund has delegated to Columbia Management Advisors, Inc. (the "Advisor") the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has three classes of proxy proposals. The first two classes are predetermined guidelines to vote for or against specific proposals, unless otherwise directed by the Proxy Committee. The third class is for proposals given special consideration by the Proxy Committee. In addition, the Proxy Committee considers requests to vote on proposals in the first two classes other than according to the predetermined guidelines.

The Advisor generally votes in favor of proposals related to the following matters: selection of auditors (unless the auditor receives more than 50% of its revenues from non-audit activities from the company and its affiliates), election of directors (unless the proposal gives management the ability to alter the size of the board without shareholder approval), different persons for chairman of the board /chief executive officer (unless, in light of the size of the company and the nature of its shareholder base, the role of chairman and CEO are not held by different persons), compensation (if provisions are consistent with standard business practices), debt limits (unless proposed specifically as an anti-takeover action), indemnifications (unless for negligence and or breaches of fiduciary duty), meetings, name of company, principal office (unless the purpose is to reduce regulatory or financial supervision), reports and accounts (if the certifications required by Sarbanes-Oxley Act of 2002 have been provided), par value, shares (unless proposed as an anti-takeover action), share repurchase programs, independent committees, and equal opportunity employment.

The Advisor generally votes against proposals related to the following matters: super majority voting, cumulative voting, preferred stock, warrants, rights, poison pills, reclassification of common stock and meetings held by written consent.

The Advisor gives the following matters special consideration: new proposals, proxies of investment company shares (other than those covered by the predetermined guidelines), mergers/acquisitions (proposals where a hostile merger/acquisition is apparent or where the Advisor represents ownership in more than one of the companies involved), shareholder proposals (other than those covered by the predetermined guidelines), executive/director compensation (other than those covered by the predetermined guidelines), pre-emptive rights and proxies of international issuers which block securities sales between submission of a proxy and the meeting (proposals for these securities are voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with predetermined guidelines).

In addition, if a portfolio manager or other party involved with a client of the Advisor or Fund account concludes that the interest of the client or Fund requires that a proxy be voted on a proposal other than according to the predetermined guidelines, he or she may request that the Proxy Committee consider voting the proxy differently. If any person (or entity) requests the Proxy Committee (or any of its members) to vote a proxy other than according to a predetermined guideline, that person must furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's (or entity's) relationship with the party proposing the matter to shareholders or any other matter known to the person (or entity) that would create a potential conflict of interest.

The Proxy Committee may vary from the predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted.

The Advisor's Proxy Committee is composed of operational and investment representatives of its regional offices as well as senior representatives of the Advisor's equity investments, equity research, compliance and legal functions. During the first quarter of each year, the Proxy Committee reviews all guidelines and establishes guidelines for expected new proposals. In addition to these reviews and its other responsibilities described above, its functions include annual review of its Proxy Voting Policy and Procedures to ensure consistency with internal policies and regulatory agency policies, and development and modification of voting guidelines and procedures as it deems appropriate or necessary.

The Advisor uses Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable at this time.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable at this time.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             Colonial Intermediate High Income Fund
            ------------------------------------------------------------------


By (Signature and Title) /s/ Joseph R. Palombo
                        ------------------------------------------------------
                         Joseph R. Palombo, President


Date                            January 14, 2004
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Joseph R. Palombo
                        ------------------------------------------------------
                         Joseph R. Palombo, President


Date                            January 14, 2004
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By (Signature and Title)  /s/ J. Kevin Connaughton
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                          J. Kevin Connaughton, Treasurer


Date                            January 14, 2004
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